UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04651
JOHN HANCOCK STRATEGIC SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2025:
  John Hancock Income Fund
  John Hancock Managed Account Shares Bond Completion Portfolio
  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
  John Hancock Managed Account Shares Securitized Debt Portfolio

John Hancock Income Fund
Class A/JHFIX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$85	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 5.94% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	1.71%	0.82%	1.67%
Income Fund (Class A/JHFIX)—excluding sales charge	5.94%	1.66%	2.08%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-A

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class C/JSTCX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$157	1.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 5.21% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	4.21%	0.95%	1.37%
Income Fund (Class C/JSTCX)—excluding sales charge	5.21%	0.95%	1.37%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-C

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class I/JSTIX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$55	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 6.08% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	6.08%	1.99%	2.38%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-I

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class R2/JSNSX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$94	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 5.67% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	5.67%	1.56%	1.97%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-R2

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class R4/JSNFX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$69	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 6.11% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	6.11%	1.82%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-R4

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class R5/JSNVX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$48	0.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 6.14% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	6.14%	2.02%	2.44%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-R5

5/25

7/25

John Hancock Income Fund

John Hancock Income Fund
Class R6/JSNWX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$43	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 6.38% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	6.38%	2.11%	2.49%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543849

91A-R6

5/25

7/25

John Hancock Income Fund

John Hancock Managed Account Shares Bond Completion Portfolio
Bond Completion Portfolio/JHBMX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX) returned 5.65% for the period ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s holdings in this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Dominion Energy, Inc. and Morgan Stanley.
U.S. Treasuries | Positions in intermediate-term U.S. government debt also contributed.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of positive performance for the fund and the bond market as a whole, substantially all holdings delivered positive returns with few exceptions.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)	5.65%	2.60%
Bloomberg U.S. Aggregate Bond Index	5.46%	3.16%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,052,641
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Sector Composition
U.S. Government Agency	57.5%
U.S. Government	25.9%
Financials	6.9%
Health care	2.4%
Information technology	1.6%
Utilities	1.6%
Communication services	1.6%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543801

321A

5/25

7/25

John Hancock Managed Account Shares Bond Completion Portfolio

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investment-Grade Corporate Bond Portfolio/JMABX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 6.82% for the year ended May 31, 2025. Corporate bonds produced solid gains in the annual period, with the benefit of income offsetting a small increase in yield spreads. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. However, corporates experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Banking | Holdings in this industry group made the largest contribution to absolute performance, with Citizens Financial Group, Inc. and Truist Financial Corp. being meaningful contributors.
Midstream energy | Enbridge, Inc. was a leading contributor in the industry and the fund as a whole. In addition to energy, holdings in the utilities, information technology, and financials industries also helped results.
Additional security contributors | The fund’s position in the bonds of General Motors Financial, the auto-financing arm of General Motors, was another top contributor at the individual security level. The bonds of the energy producer Antero Resources Corp. also aided returns, as did AT&T, Inc.

TOP PERFORMANCE DETRACTORS
Integrated energy and communication services | Holdings in these industries detracted from fund performance, albeit with minor impacts due to their small portfolio weightings.
Individual security detractors | Positions in Occidental Petroleum Corp. and Viatris, Inc. detracted.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	6.82%	2.12%	2.43%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
Bloomberg U.S. Corporate Bond Index	5.61%	0.16%	1.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$402,286,912
Total number of portfolio holdings	275
Total advisory fees paid (net)	$0
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	30.8%
Energy	16.2%
Health care	9.4%
Utilities	9.3%
Industrials	8.4%
Information technology	7.8%
Real estate	5.8%
Communication services	4.5%
Consumer staples	2.8%
Consumer discretionary	2.4%
Materials	1.0%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543801

317A

5/25

7/25

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Non-Investment-Grade Corporate Bond Portfolio/JMADX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 7.44% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Holdings in this industry group made the largest contribution to absolute performance, led by New Zealand-based Genesis Energy LP.
Other leading industries | In banking, British financial giant Barclays PLC was the leading contributor in the industry. Holdings in the utilities industry also helped results.
Individual security contributors | The fund’s position in the bonds of the U.S. casino operator Mohegan Tribal Gaming Authority was a key contributor to performance at the individual security level. Parkland Corp. and Asbury Automotive Group, Inc. aided returns as well.

TOP PERFORMANCE DETRACTORS
Sectors | Specialty retail was one of the few sectors in which the fund’s holdings suffered negative returns. Saks Global Enterprises LLC and The Michaels Companies, Inc. were the largest individual detractors in the sector. The fund’s allocation to refining was also a modest detractor.
Additional security detractors | Liberty Communications Puerto Rico was also a notable detractor, as were Vital Energy, Inc. and the midstream energy operator Venture Global LNG, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	7.44%	5.06%	3.63%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.52%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$136,322,130
Total number of portfolio holdings	186
Total advisory fees paid (net)	$0
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Energy	18.5%
Consumer discretionary	17.9%
Industrials	13.2%
Financials	12.0%
Communication services	9.0%
Utilities	8.9%
Materials	8.2%
Health care	3.3%
Real estate	2.3%
Consumer staples	2.0%
Information technology	1.6%
Asset-backed securities	0.3%
Short-term investments and other	2.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543801

318A

5/25

7/25

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Non-Investment-Grade Municipal Bond Portfolio/JHFMX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 0.99% for the year ended May 31, 2025. Municipal bonds posted positive absolute returns in the annual period, with the contribution from income outweighing the effect of mixed price action. The category lagged the broader fixed-income market due in part to a high level of new-issue supply. In addition, the asset class experienced elevated volatility in early 2025 after the protectionist shift in U.S. trade policy began to fuel concerns about the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Charter schools | The fund’s holdings in this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Hospitals | This sector also made a positive contribution to performance, as did holdings in tax increment finance and special assessment securities.
Strong performing individual securities | Ohio Air Quality Development Authority was a top contributor, as was Florida Development Finance Corp.

TOP PERFORMANCE DETRACTORS
Resource recovery and economic / industrial development bonds | These two categories were the most significant detractors from absolute performance.
Specific securities | Indiana Finance Authority and Polk County Industrial Development Authority were meaningful detractors from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	0.99%	4.00%
Bloomberg Municipal Bond Index	2.03%	1.59%
Bloomberg High Yield Municipal Bond Index	3.64%	4.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$19,660,971
Total number of portfolio holdings	101
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	4.7%
Revenue bonds	93.1%
Development	21.7%
Education	19.1%
Health care	17.4%
Other revenue	15.7%
Airport	4.8%
Transportation	4.7%
Housing	4.4%
Tobacco	3.9%
Water and sewer	1.2%
Pollution	0.2%
Short-term investments and other	2.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543801

319A

5/25

7/25

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

John Hancock Managed Account Shares Securitized Debt Portfolio
Securitized Debt Portfolio/JMAEX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 7.44% for the year ended May 31, 2025. Securitized assets produced strong total returns and outpaced the broader investment-grade market in the annual period. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve, supporting the returns for higher-yielding segments of the bond market.
TOP PERFORMANCE CONTRIBUTORS
Asset-backed securities (ABS) | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Commercial mortgage-backed securities and non-agency mortgage-backed securities | These categories also helped results, but to a lesser extent than ABS due to their smaller allocations.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s holdings registered positive absolute returns, certain holdings finished with losses. A position in Compass Datacenters LLC, an asset-backed security, was the largest individual detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	7.44%	2.68%	2.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
Bloomberg U.S. Securitized MBS ABS CMBS Index	5.97%	(0.81)%	0.24%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$205,844,955
Total number of portfolio holdings	259
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	61.5%
Collateralized mortgage obligations – Commercial and residential	29.9%
Collateralized mortgage obligations – U.S. Government Agency	7.8%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543801

316A

5/25

7/25

John Hancock Managed Account Shares Securitized Debt Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $276,747 and $246,440 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $4,172 and $398 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $20,929 and $20,318 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,847 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $657,061 for the fiscal year ended May 31, 2025 and $991,543 for the fiscal year ended May 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2025 for the following funds:

  John Hancock Income Fund

  John Hancock Managed Account Shares Bond Completion Portfolio

  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

  John Hancock Managed Account Shares Securitized Debt Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Income Fund
Fixed income
May 31, 2025

John Hancock
Income Fund

2	Fund’s investments
28	Financial statements
32	Financial highlights
39	Notes to financial statements
52	Report of independent registered public accounting firm
53	Tax information
1	JOHN HANCOCK INCOME FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.7%				$251,310,512
(Cost $269,847,591)
U.S. Government 7.4%				125,899,168
U.S. Treasury
Bond	2.000	02-15-50	45,666,000	26,150,920
Bond	2.375	02-15-42	2,240,000	1,595,737
Bond	2.500	02-15-45	5,970,000	4,107,640
Bond	2.750	11-15-42	5,190,000	3,871,416
Bond	3.000	02-15-49	730,000	525,714
Note	1.875	02-15-32	29,248,000	25,365,785
Note	2.625	05-31-27	980,000	955,883
Note	2.750	08-15-32	30,785,000	28,044,401
Note	2.875	05-15-32	13,225,000	12,195,930
Note	3.500	02-15-33	6,160,000	5,866,197
Note	4.000	03-31-30	17,190,000	17,219,545
U.S. Government Agency 7.3%				125,411,344
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55	6,214,509	6,208,558
30 Yr Pass Thru	6.000	10-01-54	4,164,724	4,262,067
30 Yr Pass Thru	6.000	11-01-54	4,133,372	4,192,523
30 Yr Pass Thru	6.000	01-01-55	6,942,288	7,021,571
30 Yr Pass Thru	6.000	02-01-55	4,746,202	4,847,125
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54	3,709,156	3,685,900
30 Yr Pass Thru	5.500	03-01-54	6,321,458	6,307,503
30 Yr Pass Thru	5.500	04-01-54	11,533,713	11,454,187
30 Yr Pass Thru	5.500	10-01-54	10,408,276	10,382,046
30 Yr Pass Thru	5.500	10-01-54	4,327,603	4,309,936
30 Yr Pass Thru	5.500	10-01-54	7,631,991	7,624,683
30 Yr Pass Thru	5.500	11-01-54	5,951,983	5,946,283
30 Yr Pass Thru	5.500	12-01-54	11,605,198	11,597,712
30 Yr Pass Thru	5.500	01-01-55	7,277,469	7,281,871
30 Yr Pass Thru	5.500	01-01-55	7,248,183	7,259,363
30 Yr Pass Thru	5.500	01-01-55	4,701,974	4,665,145
30 Yr Pass Thru	6.000	01-01-55	4,782,496	4,883,817
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52	1,997,273	1,840,257
30 Yr Pass Thru	4.000	10-20-52	2,361,157	2,179,960
30 Yr Pass Thru	4.000	11-20-52	2,378,846	2,189,601
30 Yr Pass Thru	4.500	08-20-52	1,381,841	1,316,163
30 Yr Pass Thru	4.500	09-20-52	2,553,246	2,431,892

30 Yr Pass Thru	4.500	12-20-52	3,698,991	3,523,181
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value

Foreign government obligations 25.3%					$430,682,394
(Cost $434,693,545)
Australia 4.4%					75,139,120
Airservices Australia	5.400	11-15-28	AUD	3,880,000	2,605,266
Commonwealth of Australia	4.250	12-21-35	AUD	7,270,000	4,668,714
New South Wales Treasury Corp.	1.750	03-20-34	AUD	6,970,000	3,521,909
New South Wales Treasury Corp.	2.250	05-07-41	AUD	5,140,000	2,212,783
New South Wales Treasury Corp.	4.250	02-20-36	AUD	7,175,000	4,336,681
New South Wales Treasury Corp.	4.750	09-20-35	AUD	4,495,000	2,862,736
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	4,995,000	2,089,120
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	2,210,000	2,529,559
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	12,470,000	7,712,695
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	12,080,000	7,872,343
South Australian Government Financing Authority	1.750	05-24-34	AUD	14,085,000	7,060,885
Treasury Corp. of Victoria	2.000	09-17-35	AUD	9,900,000	4,805,299
Treasury Corp. of Victoria	2.000	11-20-37	AUD	11,345,000	5,087,571
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	2,006,153
Treasury Corp. of Victoria	4.250	12-20-32	AUD	5,320,000	3,367,544
Treasury Corp. of Victoria	4.750	09-15-36	AUD	16,340,000	10,179,282
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,220,580
Austria 0.3%					4,542,625
Republic of Austria (A)	2.900	02-20-33	EUR	3,940,000	4,542,625
Brazil 1.1%					18,963,795
Federative Republic of Brazil	10.000	01-01-27	BRL	109,930,000	18,963,795
Canada 2.1%					35,473,825
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	3,091,071
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,677,203
Government of Canada	0.500	12-01-30	CAD	2,820,000	1,807,319
Government of Canada	3.500	09-01-29	CAD	2,500,000	1,874,831
OMERS Finance Trust	3.250	01-28-35	EUR	1,515,000	1,724,606
OMERS Finance Trust (A)	5.500	11-15-33		4,275,000	4,465,805
Province of Alberta	3.100	06-01-50	CAD	7,440,000	4,329,767
Province of British Columbia	4.200	07-06-33		3,695,000	3,581,957
Province of Ontario	3.100	01-31-34	EUR	2,420,000	2,755,463
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,495,797
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,784,946
Province of Quebec	4.500	09-08-33		3,926,000	3,885,060
China 0.1%					2,324,947
People’s Republic of China	2.690	08-12-26	CNY	16,480,000	2,324,947
Finland 0.4%					7,282,858
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	4,166,912
3	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Finland (continued)
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	$3,115,946
Germany 1.2%					20,612,215
Federal Republic of Germany	2.200	02-15-34	EUR	14,300,000	15,957,694
Federal Republic of Germany	2.500	02-15-35	EUR	4,100,000	4,654,521
India 1.1%					18,357,864
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	3,001,562
Republic of India	5.220	06-15-25	INR	395,190,000	4,617,184
Republic of India	6.100	07-12-31	INR	166,260,000	1,951,958
Republic of India	7.100	04-18-29	INR	723,000,000	8,787,160
Indonesia 2.9%					48,724,961
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,106,452
Republic of Indonesia	3.050	03-12-51		4,315,000	2,768,708
Republic of Indonesia	5.125	04-15-27	IDR	23,368,000,000	1,396,895
Republic of Indonesia	6.125	05-15-28	IDR	55,303,000,000	3,359,917
Republic of Indonesia	6.375	08-15-28	IDR	126,058,000,000	7,752,260
Republic of Indonesia	6.375	04-15-32	IDR	45,572,000,000	2,754,189
Republic of Indonesia	6.500	06-15-25	IDR	8,527,000,000	523,303
Republic of Indonesia	6.500	07-15-30	IDR	70,959,000,000	4,361,751
Republic of Indonesia	6.500	02-15-31	IDR	128,889,000,000	7,861,104
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,256,431
Republic of Indonesia	6.625	02-15-34	IDR	42,160,000,000	2,553,621
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,240,533
Republic of Indonesia	8.375	09-15-26	IDR	42,453,000,000	2,682,381
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,308,790
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,798,626
Ireland 0.5%					8,939,370
Republic of Ireland	2.600	10-18-34	EUR	5,080,000	5,677,297
Republic of Ireland, Zero Coupon	0.000	10-18-31	EUR	3,350,000	3,262,073
Japan 2.1%					35,041,280
Government of Japan	0.005	12-01-25	JPY	2,758,600,000	19,126,094
Government of Japan	0.005	03-20-27	JPY	461,200,000	3,163,765
Government of Japan	0.100	06-20-26	JPY	1,250,700,000	8,644,768
Government of Japan	2.100	12-20-25	JPY	585,750,000	4,106,653
Netherlands 0.1%					1,665,613
BNG Bank NV	3.300	07-17-28	AUD	2,620,000	1,665,613
New Zealand 3.7%					62,643,848
Government of New Zealand	1.750	05-15-41	NZD	11,280,000	4,349,346
Government of New Zealand	2.000	05-15-32	NZD	6,670,000	3,445,047
Government of New Zealand	2.750	04-15-37	NZD	11,450,000	5,611,169
Government of New Zealand	3.500	04-14-33	NZD	4,690,000	2,640,889
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Government of New Zealand	4.250	05-15-34	NZD	21,680,000	$12,754,503
Government of New Zealand	4.250	05-15-36	NZD	2,953,000	1,706,041
Government of New Zealand	4.500	05-15-30	NZD	9,460,000	5,789,875
Government of New Zealand	4.500	05-15-35	NZD	10,225,000	6,087,658
New Zealand Local Government Funding Agency	2.000	04-15-37	NZD	10,590,000	4,505,225
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	8,170,000	4,307,414
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	3,595,000	1,961,796
New Zealand Local Government Funding Agency	4.500	05-14-32	NZD	8,400,000	4,957,552
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,945,000	4,527,333
Norway 1.1%					19,199,162
Kingdom of Norway (A)	1.250	09-17-31	NOK	16,455,000	1,379,833
Kingdom of Norway (A)	2.125	05-18-32	NOK	113,695,000	9,959,851
Kingdom of Norway (A)	3.000	08-15-33	NOK	24,200,000	2,217,229
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	604,960
Kingdom of Norway (A)	3.750	06-12-35	NOK	26,495,000	2,545,239
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,769,925
Kommunalbanken AS	4.250	07-16-25	AUD	1,120,000	722,125
Philippines 1.8%					30,893,730
Republic of the Philippines	0.875	05-17-27	EUR	4,645,000	5,089,412
Republic of the Philippines	6.125	08-22-28	PHP	211,785,000	3,831,196
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,479,007
Republic of the Philippines	6.375	07-27-30	PHP	439,160,000	8,046,112
Republic of the Philippines	6.375	04-28-35	PHP	80,030,000	1,446,258
Republic of the Philippines	6.500	05-19-29	PHP	213,960,000	3,919,629
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,382,281
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,699,835
Qatar 0.1%					2,168,516
State of Qatar (A)	4.817	03-14-49		2,440,000	2,168,516
Singapore 0.4%					7,237,459
Republic of Singapore	3.375	09-01-33	SGD	8,690,000	7,237,459
United Arab Emirates 0.1%					1,231,686
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,231,686
United Kingdom 1.8%					30,239,520
Government of the United Kingdom	3.250	01-31-33	GBP	9,650,000	12,024,680
Government of the United Kingdom	4.000	10-22-31	GBP	8,005,000	10,611,237
5	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Government of the United Kingdom	4.250	07-31-34	GBP	3,450,000	$4,530,854

Government of the United Kingdom	4.250	03-07-36	GBP	2,375,000	3,072,749
Corporate bonds 41.9%					$712,217,132
(Cost $745,218,873)
Communication services 3.7%					62,207,563
Diversified telecommunication services 0.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,537,555
Entertainment 0.1%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		1,070,000	958,410
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	2,953,000	3,342,084
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,482,633
Media 1.8%
Charter Communications Operating LLC	2.800	04-01-31		2,400,000	2,107,324
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,255,501
Charter Communications Operating LLC	5.750	04-01-48		5,595,000	4,909,711
Charter Communications Operating LLC	6.484	10-23-45		2,280,000	2,194,087
News Corp. (A)	3.875	05-15-29		6,685,000	6,340,049
Sirius XM Radio LLC (A)	4.125	07-01-30		4,245,000	3,856,874
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,077,561
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		2,489,000	2,421,411
Wireless telecommunication services 1.4%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,707,679
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,633,376
T-Mobile USA, Inc.	3.500	04-15-31		3,585,000	3,331,173
T-Mobile USA, Inc.	3.875	04-15-30		3,220,000	3,104,940
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,510,000	10,416,632
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,015,000	3,530,563
Consumer discretionary 3.8%					63,815,356
Automobiles 1.3%
Ford Motor Company	3.250	02-12-32		13,418,000	11,072,630
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,484,880
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,800,812
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,143,431
Ford Motor Credit Company LLC	5.780	04-30-30	GBP	1,430,000	1,896,907
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		1,796,000	$1,722,918
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		1,256,000	1,224,895
Hotels, restaurants and leisure 2.5%
Carnival Corp. (A)	5.750	01-15-30	EUR	2,060,000	2,511,488
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,655,000	2,363,083
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,274,193
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,481,331
MGM Resorts International	4.750	10-15-28		470,000	459,712
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,535,658
New Red Finance, Inc. (A)	3.500	02-15-29		3,239,000	3,054,425
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,774,261
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,449,491
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,918,636
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,699,216
Yum! Brands, Inc.	4.625	01-31-32		3,490,000	3,309,515
Yum! Brands, Inc. (A)	4.750	01-15-30		3,720,000	3,637,874
Consumer staples 2.9%					49,917,834
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,171,426
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		2,235,000	2,130,252
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,155,000	3,041,283
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,824,734
JBS USA LUX SA (B)	3.625	01-15-32		2,990,000	2,687,938
JBS USA LUX SA	5.750	04-01-33		1,936,000	1,961,052
Kraft Heinz Foods Company	4.375	06-01-46		4,350,000	3,434,079
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,756,928
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,373,537
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,640,034
Mars, Inc. (A)	5.200	03-01-35		4,745,000	4,727,201
NBM US Holdings, Inc. (A)	7.000	05-14-26		935,000	935,984
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,103,301
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	4,007,925
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,036,962
7	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	$6,085,198
Energy 7.4%					126,683,962
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		4,645,000	3,789,030
Oil, gas and consumable fuels 7.2%
Aker BP ASA (A)	5.125	10-01-34		4,940,000	4,633,217
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,826,044
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,656,200
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,074,672
Cenovus Energy, Inc.	6.750	11-15-39		8,010,000	8,436,916
Cheniere Energy Partners LP	4.000	03-01-31		5,960,000	5,584,483
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	3,906,221
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,619,086
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,789,530
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,546,246
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,649,735
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		5,290,000	5,312,736
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,812,208
EQT Corp. (A)	3.625	05-15-31		6,900,000	6,292,126
EQT Corp.	5.750	02-01-34		2,070,000	2,083,814
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		3,659,568	2,863,612
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,583,610
Occidental Petroleum Corp.	6.450	09-15-36		3,640,000	3,577,071
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,452,045
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,663,004
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,021,512
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,601,465
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		2,400,000	2,419,291
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,545,169
QatarEnergy (A)	3.300	07-12-51		1,405,000	920,767
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		2,265,000	$2,258,593
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,171,742
The Williams Companies, Inc.	3.500	11-15-30		4,785,000	4,477,617
TransCanada PipeLines, Ltd.	4.100	04-15-30		5,375,000	5,206,099
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		2,875,000	2,846,617
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	3,423,139
Var Energi ASA (A)	6.500	05-22-35		3,770,000	3,805,815
Var Energi ASA (A)	7.500	01-15-28		1,755,000	1,844,573
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		2,910,000	2,744,626
Western Midstream Operating LP	4.050	02-01-30		1,310,000	1,245,331
Financials 9.4%					160,485,226
Banks 7.1%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,215,952
Asian Development Bank	3.750	08-18-25	NZD	2,405,000	1,437,845
Asian Development Bank	6.200	10-06-26	INR	147,000,000	1,706,719
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,129,109
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		8,045,000	8,172,497
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,421,914
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,604,057
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		4,204,000	4,153,098
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		3,095,000	3,115,306
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(C)	5.625	07-01-25		8,005,000	7,990,412
European Investment Bank	0.250	01-20-32	EUR	165,000	160,910
9	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
European Investment Bank	1.250	02-17-27	NOK	11,040,000	$1,034,352
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	4,007,778
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		5,865,000	5,831,656
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		9,053,000	9,053,819
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35		3,290,000	3,299,377
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,825,475
Inter-American Development Bank	2.750	10-30-25	AUD	1,095,000	702,540
Inter-American Development Bank	3.770	11-17-27	NOK	24,670,000	2,395,653
Inter-American Development Bank	4.700	10-03-30	AUD	4,260,000	2,834,334
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,364,257
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,935,000	1,390,250
International Development Association	1.750	02-17-27	NOK	13,510,000	1,270,521
International Finance Corp.	0.500	10-08-25	NOK	45,610,000	4,405,011
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,637,924
Nordic Investment Bank	4.000	11-04-26	NOK	9,000,000	877,372
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	2,080,647
Realkredit Danmark A/S	1.000	01-01-26	DKK	15,920,000	2,410,496
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	1,959,525
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,561,348
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,228,371
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		5,680,000	5,711,001
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	$3,143,922
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		5,180,000	5,457,254
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,582,073
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		3,300,000	3,145,048
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	595,000	694,279
Capital markets 1.4%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,608,445
MSCI, Inc. (A)	3.625	09-01-30		4,865,000	4,506,122
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,587,375
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,408,050
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,877,130
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		8,530,000	8,369,871
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,058,692
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,900,198
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	2,390,000	2,571,711
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,585,530
Health care 2.7%					45,593,919
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	3,355,000	3,648,366
Health care providers and services 2.4%
Centene Corp.	2.500	03-01-31		3,445,000	2,925,073
Centene Corp.	3.000	10-15-30		6,540,000	5,753,082
Centene Corp.	3.375	02-15-30		5,115,000	4,661,809
Centene Corp.	4.625	12-15-29		1,170,000	1,126,711
HCA, Inc.	3.500	09-01-30		16,505,000	15,394,881
11	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.600	04-01-34		8,210,000	$8,255,670
Rede D’Or Finance Sarl (A)(B)	4.500	01-22-30		1,336,000	1,258,152
Rede D’Or Finance Sarl (A)(B)	4.950	01-17-28		1,326,000	1,310,609
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,259,566
Industrials 3.9%					65,575,072
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,225,699
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,424,108
The Boeing Company	5.150	05-01-30		6,745,000	6,804,134
The Boeing Company	5.805	05-01-50		1,445,000	1,353,142
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,672,837
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,171,378
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,364,350
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,460,687
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		3,360,000	3,258,379
Passenger airlines 1.4%
American Airlines, Inc. (A)	5.750	04-20-29		7,495,000	7,359,923
American Airlines, Inc. (A)(B)	8.500	05-15-29		2,373,000	2,458,701
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,231,274	1,154,250
Delta Air Lines, Inc.	4.375	04-19-28		2,105,000	2,077,328
JetBlue Airways Corp. (A)(B)	9.875	09-20-31		4,115,000	4,070,417
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,164,538
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		4,090,000	4,195,140
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,900,610
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,459,451
Information technology 0.6%					10,519,705
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		5,765,000	5,384,641
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,415,000	$1,283,007
Dell International LLC	8.350	07-15-46		3,112,000	3,852,057
Materials 2.7%					46,733,047
Chemicals 0.1%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,909,004
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		990,000	655,611
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		8,298,000	8,432,071
Containers and packaging 0.9%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		2,110,000	1,940,439
Ball Corp.	2.875	08-15-30		9,175,000	8,131,848
Ball Corp.	6.875	03-15-28		4,670,000	4,782,921
Metals and mining 1.2%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	1,981,275
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		5,760,000	4,946,814
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,733,101
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,896,793
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	2,012,664
Freeport-McMoRan, Inc.	5.400	11-14-34		1,840,000	1,834,679
Freeport-McMoRan, Inc.	5.450	03-15-43		5,930,000	5,475,827
Real estate 2.1%					35,269,874
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	897,976
Host Hotels & Resorts LP	3.500	09-15-30		975,000	888,124
Specialized REITs 2.0%
American Tower Corp.	1.950	05-22-26	EUR	785,000	887,568
American Tower Corp.	4.625	05-16-31	EUR	1,725,000	2,098,553
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,650,698
SBA Communications Corp.	3.125	02-01-29		4,325,000	4,023,532
SBA Communications Corp.	3.875	02-15-27		7,690,000	7,539,779
VICI Properties LP (A)	4.125	08-15-30		2,725,000	2,569,497
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,352,992
VICI Properties LP	5.125	11-15-31		3,745,000	3,692,933
VICI Properties LP	5.125	05-15-32		3,630,000	3,556,986
VICI Properties LP	5.625	04-01-35		4,160,000	4,111,236
13	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities 2.7%					$45,415,574
Electric utilities 1.6%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,198,675
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,100,000	1,111,206
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,930,000	6,964,040
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,034,538
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	3,835,462
FirstEnergy Corp.	2.250	09-01-30		2,945,000	2,580,562
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	3,933,143
Independent power and renewable electricity producers 0.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	3,996,371
Multi-utilities 0.8%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	976,977
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,639,250
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	901,252
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,098,218
E.ON SE	0.625	11-07-31	EUR	1,530,000	1,502,612

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,643,268
Convertible bonds 1.5%					$25,893,674
(Cost $27,475,106)
Consumer discretionary 0.3%					5,071,343
Hotels, restaurants and leisure 0.1%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		2,025,000	1,881,225
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27	2,505,000	$3,190,118
Industrials 0.3%				5,847,536
Passenger airlines 0.3%
Air Canada (B)	4.000	07-01-25	1,470,000	1,458,431
American Airlines Group, Inc.	6.500	07-01-25	4,390,000	4,389,105
Utilities 0.9%				14,974,795
Electric utilities 0.7%
The Southern Company (A)	3.250	06-15-28	2,730,000	2,721,810
The Southern Company	4.500	06-15-27	4,395,000	4,789,895
TXNM Energy, Inc. (A)	5.750	06-01-54	3,230,000	4,174,775
Multi-utilities 0.1%
CenterPoint Energy, Inc.	4.250	08-15-26	1,630,000	1,790,555
Water utilities 0.1%

American Water Capital Corp.	3.625	06-15-26	1,480,000	1,497,760
Term loans (D) 7.2%				$122,161,036
(Cost $122,862,688)
Communication services 0.5%				7,829,353
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.299	09-30-31	2,184,000	2,182,908
Delta 2 Lux Sarl, 2024 Term Loan B2 (E)	TBD	09-30-31	1,092,000	1,091,454
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.571	11-21-31	4,545,355	4,554,991
Consumer discretionary 2.0%				34,164,307
Automobile components 0.1%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	01-28-32	2,240,000	2,232,294
Hotels, restaurants and leisure 1.8%
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.327	04-06-28	1,398,000	1,399,748
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.327	06-22-30	4,368,420	4,369,337
Carnival Corp., 2025 Term Loan (2027) (1 month CME Term SOFR + 2.000%)	6.325	08-08-27	1,886,545	1,884,772
15	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp., 2025 Term Loan (2028) (1 month CME Term SOFR + 2.000%)	6.325	10-18-28	2,508,000	$2,504,238
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.075	11-08-30	4,395,000	4,408,097
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.191	03-15-28	3,385,130	3,406,287
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.077	09-20-30	9,603,325	9,560,110
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	12-14-29	2,171,037	2,161,550
Specialty retail 0.1%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	01-23-32	2,259,338	2,237,874
Consumer staples 0.1%				2,026,013
Personal care products 0.1%
Opal US LLC, USD Term Loan B (E)	TBD	04-28-32	2,025,000	2,026,013
Energy 0.5%				8,036,082
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.333	02-11-30	4,285,000	4,272,488
Long Ridge Energy LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	8.827	02-19-32	3,885,000	3,763,594
Health care 0.4%				6,897,685
Health care equipment and supplies 0.3%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	10-23-28	5,907,725	5,900,872
Pharmaceuticals 0.1%
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31	1,025,000	996,813
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials 2.8%				$47,958,495
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.799	02-28-31	1,836,125	1,835,519
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.799	01-19-32	1,835,775	1,834,545
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.049	03-22-30	658,350	659,858
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	10-09-28	3,447,404	3,474,121
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.077	04-18-31	4,538,138	4,565,094
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.522	04-20-28	1,901,250	1,879,386
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (E)	TBD	05-07-32	4,045,000	4,059,319
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.269	10-15-31	3,049,675	3,053,487
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.055	08-27-29	4,373,025	4,247,301
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.275	02-22-31	4,512,758	4,520,656
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	10-30-31	6,628,388	6,632,563
Trading companies and distributors 0.5%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.330	01-17-32	4,765,000	4,607,755
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	02-14-31	4,079,840	4,113,009
17	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31	1,795,021	$1,793,639
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31	682,769	682,243
Information technology 0.4%				6,091,155
Software 0.4%
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.049	03-21-31	6,109,300	6,091,155
Materials 0.3%				4,785,469
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%)	7.492	04-01-32	2,530	2,509
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.492	04-01-32	4,822,894	4,782,960
Utilities 0.2%				4,372,477
Electric utilities 0.2%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.030	04-16-31	4,372,915	4,372,477
Collateralized mortgage obligations 6.2%				$105,203,926
(Cost $105,596,120)
Commercial and residential 3.7%				62,014,482
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	652,861	634,114
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(G)	6.249	08-15-41	2,455,000	2,458,836
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(G)	5.364	12-15-38	1,996,794	1,993,050
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(G)	5.143	09-15-36	1,665,000	1,656,675
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(G)	5.720	03-15-41	3,357,065	$3,359,163
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,894,686
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(G)	6.969	02-15-41	1,775,000	1,761,688
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(G)	5.696	12-15-37	2,141,400	2,140,062
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	4,715,000	4,250,758
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	5.820	10-12-40	1,760,000	1,805,270
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,362,715	1,357,720
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	116,995	115,012
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,122,075	1,116,355
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	8,081,762	124,011
Series 2007-4, Class ES IO	0.350	07-19-47	8,344,882	132,044
Series 2007-6, Class ES IO (A)	0.343	08-19-37	8,940,942	147,998
InTown Mortgage Trust
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(G)	5.679	03-15-42	2,960,000	2,943,350
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(G)	5.624	05-15-39	3,945,000	3,826,650
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(G)	6.123	05-15-39	5,255,000	4,782,050
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(G)	6.422	05-15-39	2,425,000	2,182,500
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(G)	5.939	06-25-57	271,980	275,702
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(G)	5.542	02-15-42	2,000,000	1,994,118
19	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	5,205,000	$5,376,646
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	4,550,000	4,650,060
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(G)	5.720	05-15-39	5,240,000	5,202,338
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	3,374,045	3,354,377
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	941,479	939,741
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	1,550,407	1,539,508
U.S. Government Agency 2.5%				43,189,444
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(G)	6.322	04-25-42	1,900,027	1,916,652
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(G)	6.522	05-25-42	1,863,748	1,885,293
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(G)	7.672	05-25-42	2,000,000	2,078,653
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(G)	6.822	03-25-52	1,223,549	1,240,284
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(G)	7.822	03-25-42	365,000	379,232
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(G)	8.322	07-25-42	1,550,000	1,636,602
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(G)	5.572	03-25-44	4,271,010	4,281,688
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(G)	5.572	03-25-44	1,847,118	1,849,988
Series 2025-HQA1, Class A1 (30 day Average SOFR + 0.950%) (A)(G)	5.272	02-25-45	3,493,500	3,485,862
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(G)	5.472	02-25-45	3,541,352	3,538,027
Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(G)	5.322	12-25-41	412,317	$411,546
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(G)	6.422	03-25-42	262,162	266,488
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(G)	6.322	03-25-42	729,868	740,776
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(G)	6.222	04-25-42	813,296	817,048
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(G)	7.072	05-25-42	1,045,332	1,067,546
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(G)	7.271	06-25-42	1,746,422	1,790,490
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(G)	6.821	09-25-42	1,137,567	1,155,272
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(G)	6.721	12-25-42	1,683,670	1,721,030
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(G)	6.822	04-25-43	1,144,664	1,163,330
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(G)	6.022	07-25-43	1,224,929	1,231,801
Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(G)	5.472	09-25-44	6,879,470	6,891,296

Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(G)	5.321	02-25-45	3,645,091	3,640,540
Asset-backed securities 1.4%				$23,810,796
(Cost $23,606,927)
Asset-backed securities 1.4%				23,810,796
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30	3,065,000	3,083,504
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,499,089
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,827,175	1,799,068
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,715,350	1,696,982
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,573,387
FirstKey Homes Trust
21	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2020-SFR2, Class A (A)	1.266	10-19-37	663,719	$653,124
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,786,356	1,814,771
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.036	03-25-55	3,975,000	3,875,369
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,668,750	1,665,261
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	924,217	924,660
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,225,581

	Shares	Value
Preferred securities 0.8%		$13,436,507
(Cost $12,845,514)
Industrials 0.2%		3,530,934
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,530,934
Utilities 0.6%		9,905,573
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	221,750	9,905,573

	Yield (%)	Shares	Value
Short-term investments 1.3%			$21,530,611
(Cost $21,532,294)
Short-term funds 1.3%			21,530,611
John Hancock Collateral Trust (H)	4.2439(I)	2,152,501	21,530,611

Total investments (Cost $1,763,678,658) 100.3%	$1,706,246,588
Other assets and liabilities, net (0.3%)	(4,584,545)
Total net assets 100.0%	$1,701,662,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	22

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $438,611,732 or 25.8% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,047,179.
(I)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	60.2%
Canada	7.2%
United Kingdom	4.5%
Australia	4.4%
New Zealand	3.7%
Indonesia	2.9%
Japan	2.1%
Philippines	1.8%
Norway	1.7%
Supranational	1.7%
Other countries	9.8%
TOTAL	100.0%
23	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	311	Short	Sep 2025	$(34,170,637)	$(34,443,171)	$(272,534)
U.S. Treasury Long Bond Futures	18	Short	Sep 2025	(1,995,299)	(2,030,063)	(34,764)
						$(307,298)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	20,652,158	USD	13,346,436	CITI	6/18/2025	—	$(31,226)
AUD	1,622,344	USD	1,039,955	MSCS	6/18/2025	$6,030	—
AUD	18,933,312	USD	12,179,213	RBC	6/18/2025	27,794	—
AUD	11,940,388	USD	7,213,833	UBS	6/18/2025	484,577	—
CAD	713,418	USD	516,278	BMO	6/18/2025	3,989	—
CAD	24,091,475	USD	17,513,581	RBC	6/18/2025	55,348	—
CAD	13,989,205	USD	10,142,250	SCB	6/18/2025	59,506	—
DKK	4,315,000	USD	656,692	CITI	6/18/2025	775	—
EUR	6,971,548	NOK	81,369,817	CITI	6/18/2025	—	(48,230)
EUR	10,098,480	NOK	120,175,444	JPM	6/18/2025	—	(296,069)
EUR	8,032,882	NOK	95,810,589	SCB	6/18/2025	—	(256,718)
EUR	8,032,882	NOK	95,672,022	UBS	6/18/2025	—	(243,143)
EUR	11,560,835	USD	13,171,993	BARC	6/18/2025	—	(32,894)
EUR	34,117,170	USD	38,459,940	CITI	6/18/2025	314,843	—
EUR	43,370,692	USD	48,408,564	GSI	6/18/2025	883,015	—
EUR	37,251,026	USD	42,185,640	HUS	6/18/2025	150,828	—
EUR	1,302,150	USD	1,469,548	JPM	6/18/2025	10,369	—
EUR	50,828,844	USD	57,346,030	MSCS	6/18/2025	421,875	—
EUR	11,560,835	USD	13,184,300	RBC	6/18/2025	—	(45,201)
EUR	46,908,814	USD	53,215,610	SCB	6/18/2025	97,109	—
EUR	11,378,182	USD	12,985,851	UBS	6/18/2025	—	(54,340)
GBP	12,948,865	USD	16,862,210	BARC	6/18/2025	585,644	—
GBP	9,076,974	USD	12,213,094	CITI	6/18/2025	17,610	—
GBP	1,037,935	USD	1,382,089	JPM	6/18/2025	16,470	—
GBP	6,349,728	USD	8,464,346	MSCS	6/18/2025	91,549	—
GBP	14,233,633	USD	18,957,850	SCB	6/18/2025	221,156	—
GBP	6,257,087	USD	8,083,105	UBS	6/18/2025	347,962	—
JPY	764,900,991	USD	5,341,002	HUS	6/18/2025	—	(16,350)
JPY	5,605,110,078	USD	38,944,700	JPM	6/18/2025	73,769	—
JPY	1,714,341,184	USD	11,870,401	RBC	6/18/2025	63,524	—
JPY	44,400,000	USD	312,979	SSB	6/18/2025	—	(3,900)
JPY	6,768,359,875	USD	46,575,696	UBS	6/18/2025	540,424	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	88,200,992	USD	4,188,081	BARC	6/18/2025	$350,498	—
MXN	54,416,000	USD	2,789,420	CITI	6/18/2025	10,677	—
MXN	99,098,129	USD	4,836,573	GSI	6/18/2025	262,742	—
MXN	88,200,992	USD	4,266,173	HUS	6/18/2025	272,406	—
MXN	108,831,513	USD	5,564,874	SSB	6/18/2025	35,295	—
NOK	131,357,813	EUR	11,132,778	HUS	6/18/2025	216,069	—
NOK	130,610,146	EUR	11,132,778	MSCS	6/18/2025	142,823	—
NOK	47,452,379	EUR	3,940,000	UBS	6/18/2025	170,865	—
NOK	116,276,133	USD	11,172,350	BARC	6/18/2025	218,821	—
NOK	4,594,000	USD	451,610	BMO	6/18/2025	—	$(1,552)
NOK	69,561,883	USD	6,703,411	CITI	6/18/2025	111,328	—
NOK	115,978,640	USD	11,172,351	GSI	6/18/2025	189,678	—
NOK	48,471,101	USD	4,637,554	JPM	6/18/2025	110,994	—
NZD	23,303,330	USD	13,955,225	MSCS	6/18/2025	—	(23,870)
NZD	628,680	USD	374,142	SCB	6/18/2025	1,700	—
NZD	11,645,097	USD	6,939,087	SSB	6/18/2025	22,664	—
NZD	13,530,443	USD	7,576,169	UBS	6/18/2025	512,693	—
SGD	12,428,613	USD	9,587,767	BARC	6/18/2025	57,658	—
SGD	25,175,024	USD	19,114,236	CITI	6/18/2025	423,246	—
SGD	55,801,579	USD	43,099,155	HUS	6/18/2025	206,558	—
SGD	12,677,000	USD	9,684,025	JPM	6/18/2025	154,165	—
SGD	20,164,788	USD	15,472,778	SCB	6/18/2025	176,431	—
SGD	68,664,954	USD	52,641,126	UBS	6/18/2025	647,415	—
USD	3,604,894	AUD	5,847,782	ANZ	6/18/2025	—	(165,387)
USD	3,629,079	AUD	5,845,182	HUS	6/18/2025	—	(139,527)
USD	42,723,241	AUD	67,865,739	MSCS	6/18/2025	—	(1,032,311)
USD	27,477,489	CAD	39,591,638	MSCS	6/18/2025	—	(1,395,075)
USD	683,822	CNY	4,925,062	SCB	6/4/2025	—	(619)
USD	4,764,662	DKK	32,356,207	CITI	6/18/2025	—	(165,385)
USD	13,177,091	EUR	11,754,555	ANZ	6/18/2025	—	(182,174)
USD	112,040,580	EUR	101,479,530	BARC	6/18/2025	—	(3,292,750)
USD	15,820,098	EUR	14,105,466	CITI	6/18/2025	—	(211,020)
USD	105,644,463	EUR	95,701,747	JPM	6/18/2025	—	(3,122,313)
USD	39,383,441	EUR	34,682,505	MSCS	6/18/2025	—	(33,856)
USD	31,385,032	GBP	24,249,225	JPM	6/18/2025	—	(1,289,412)
USD	4,380,411	GBP	3,390,933	MSCS	6/18/2025	—	(188,677)
USD	29,568,778	GBP	22,264,064	UBS	6/18/2025	—	(430,776)
USD	8,749,492	JPY	1,274,309,543	BARC	6/18/2025	—	(121,271)
USD	8,705,070	JPY	1,236,294,041	CITI	6/18/2025	98,941	—
USD	4,061,823	JPY	576,672,568	HUS	6/18/2025	47,472	—
USD	9,991,678	JPY	1,452,118,640	JPM	6/18/2025	—	(116,856)
USD	27,106,136	JPY	3,956,519,529	RBC	6/18/2025	—	(436,112)
25	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	14,582,487	JPY	2,124,770,852	SSB	6/18/2025	—	$(208,535)
USD	31,642,182	JPY	4,519,199,007	UBS	6/18/2025	$182,992	—
USD	4,272,434	MXN	88,200,992	BARC	6/18/2025	—	(266,145)
USD	17,165,434	MXN	353,496,419	CITI	6/18/2025	—	(1,024,514)
USD	4,481,644	MXN	88,200,992	GSI	6/18/2025	—	(56,935)
USD	4,395,325	MXN	88,200,992	SCB	6/18/2025	—	(143,254)
USD	6,811,750	NOK	69,346,412	GSI	6/18/2025	18,121	—
USD	25,628,772	NOK	273,404,306	RBC	6/18/2025	—	(1,155,708)
USD	15,894,085	NOK	163,954,632	SCB	6/18/2025	—	(167,987)
USD	7,947,042	NOK	80,625,127	UBS	6/18/2025	48,476	—
USD	10,001,983	NZD	17,094,180	CITI	6/18/2025	—	(217,378)
USD	26,584,596	NZD	46,496,294	HUS	6/18/2025	—	(1,212,137)
USD	3,235,730	NZD	5,707,258	SSB	6/18/2025	—	(176,222)
USD	100,152,725	SGD	132,616,229	CITI	6/18/2025	—	(2,766,234)
USD	9,741,818	SGD	12,889,886	HUS	6/18/2025	—	(261,586)
USD	9,447,713	SGD	12,191,329	SCB	6/18/2025	—	(13,564)
USD	19,189,531	SGD	25,028,852	SSB	6/18/2025	—	(234,512)
USD	9,447,713	SGD	12,185,660	UBS	6/18/2025	—	(9,165)
						$9,164,894	$(21,290,890)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	26

OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $1,766,829,380. Net unrealized depreciation aggregated to $73,016,086, of which $21,193,579 related to gross unrealized appreciation and $94,209,665 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
27	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $1,742,146,364) including $8,891,470 of securities loaned	$1,684,715,977
Affiliated investments, at value (Cost $21,532,294)	21,530,611
Total investments, at value (Cost $1,763,678,658)	1,706,246,588
Unrealized appreciation on forward foreign currency contracts	9,164,894
Collateral held at broker for futures contracts	1,387,000
Collateral segregated at custodian for OTC derivative contracts	15,800,000
Dividends and interest receivable	15,212,466
Receivable for fund shares sold	678,985
Receivable for investments sold	4,501,255
Receivable for securities lending income	4,278
Other assets	163,357
Total assets	1,753,158,823
Liabilities
Unrealized depreciation on forward foreign currency contracts	21,290,890
Payable for futures variation margin	18,785
Due to custodian	12,863
Distributions payable	189,730
Foreign capital gains tax payable	92,773
Foreign currency overdraft, at value (cost $348,879)	346,850
Payable for investments purchased	17,890,128
Payable for fund shares repurchased	2,161,258
Payable upon return of securities loaned	9,078,348
Payable to affiliates
Accounting and legal services fees	56,119
Transfer agent fees	65,407
Distribution and service fees	1,368
Trustees’ fees	2,312
Other liabilities and accrued expenses	289,949
Total liabilities	51,496,780
Net assets	$1,701,662,043
Net assets consist of
Paid-in capital	$2,059,074,875
Total distributable earnings (loss)	(357,412,832)
Net assets	$1,701,662,043
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	28

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($418,467,420 ÷ 71,390,120 shares)[1]	$5.86
Class C ($5,732,359 ÷ 977,827 shares)[1]	$5.86
Class I ($178,012,656 ÷ 30,415,834 shares)	$5.85
Class R2 ($5,237,024 ÷ 894,551 shares)	$5.85
Class R4 ($767,333 ÷ 130,944 shares)	$5.86
Class R5 ($4,381,625 ÷ 748,410 shares)	$5.85
Class R6 ($1,089,063,626 ÷ 185,937,480 shares)	$5.86
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.10

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
29	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$80,958,606
Dividends from affiliated investments	1,963,288
Dividends	798,835
Securities lending	104,085
Less foreign taxes withheld	(785,847)
Total investment income	83,038,967
Expenses
Investment management fees	6,097,891
Distribution and service fees	1,404,238
Accounting and legal services fees	331,507
Transfer agent fees	791,517
Trustees’ fees	40,931
Custodian fees	365,692
State registration fees	152,596
Printing and postage	148,918
Professional fees	170,988
Other	58,736
Total expenses	9,563,014
Less expense reductions	(167,028)
Net expenses	9,395,986
Net investment income	73,642,981
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(37,217,905)
Affiliated investments	19,428
Futures contracts	408,623
Forward foreign currency contracts	10,536,951
(26,252,903)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	71,507,056
Affiliated investments	11,308
Futures contracts	(433,016)
Forward foreign currency contracts	(14,035,456)
57,049,892
Net realized and unrealized gain	30,796,989
Increase in net assets from operations	$104,439,970
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	30

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$73,642,981	$69,369,505
Net realized loss	(26,252,903)	(42,736,304)
Change in net unrealized appreciation (depreciation)	57,049,892	43,342,344
Increase in net assets resulting from operations	104,439,970	69,975,545
Distributions to shareholders
From earnings
Class A	(17,580,252)	(16,896,872)
Class C	(233,619)	(293,826)
Class I	(9,040,606)	(11,190,166)
Class R2	(247,612)	(263,383)
Class R4	(31,348)	(23,367)
Class R5	(207,432)	(202,904)
Class R6	(48,771,866)	(40,889,950)
Total distributions	(76,112,735)	(69,760,468)
From fund share transactions	(55,464,187)	(102,707,900)
Total decrease	(27,136,952)	(102,492,823)
Net assets
Beginning of year	1,728,798,995	1,831,291,818
End of year	$1,701,662,043	$1,728,798,995
31	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.77	$6.01	$6.73	$6.39
Net investment income[1]	0.23	0.21	0.18	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.11	(0.01)[2]	(0.23)	(0.66)	0.37
Total from investment operations	0.34	0.20	(0.05)	(0.50)	0.51
Less distributions
From net investment income	(0.24)	(0.21)	(0.19)	(0.22)	(0.17)
Net asset value, end of period	$5.86	$5.76	$5.77	$6.01	$6.73
Total return (%)[3,4]	5.94	3.56	(0.86)	(7.72)	8.17
Ratios and supplemental data
Net assets, end of period (in millions)	$418	$441	$482	$536	$618
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84	0.84	0.81	0.82
Expenses including reductions	0.83	0.83	0.83	0.80	0.81
Net investment income	3.92	3.65	3.13	2.46	2.14
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	32

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.77	$6.01	$6.73	$6.39
Net investment income[1]	0.19	0.17	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.11	(0.01)[2]	(0.24)	(0.65)	0.37
Total from investment operations	0.30	0.16	(0.10)	(0.54)	0.46
Less distributions
From net investment income	(0.20)	(0.17)	(0.14)	(0.18)	(0.12)
Net asset value, end of period	$5.86	$5.76	$5.77	$6.01	$6.73
Total return (%)[3,4]	5.21	2.84	(1.55)	(8.37)	7.41
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$8	$12	$20	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	1.54	1.54	1.51	1.52
Expenses including reductions	1.53	1.53	1.53	1.50	1.51
Net investment income	3.21	2.94	2.41	1.75	1.39
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
33	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.75	$6.00	$6.72	$6.37
Net investment income[1]	0.25	0.23	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.10	0.01	(0.25)	(0.66)	0.38
Total from investment operations	0.35	0.24	(0.05)	(0.48)	0.54
Less distributions
From net investment income	(0.26)	(0.23)	(0.20)	(0.24)	(0.19)
Net asset value, end of period	$5.85	$5.76	$5.75	$6.00	$6.72
Total return (%)[2]	6.08	4.23	(0.74)	(7.32)	8.51
Ratios and supplemental data
Net assets, end of period (in millions)	$178	$215	$415	$480	$602
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.54	0.54	0.51	0.52
Expenses including reductions	0.53	0.53	0.53	0.50	0.51
Net investment income	4.21	3.92	3.42	2.75	2.43
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	34

CLASS R2 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.00	$6.72	$6.38
Net investment income[1]	0.22	0.20	0.17	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.10	0.01	(0.23)	(0.65)	0.36
Total from investment operations	0.32	0.21	(0.06)	(0.50)	0.50
Less distributions
From net investment income	(0.23)	(0.21)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$5.85	$5.76	$5.76	$6.00	$6.72
Total return (%)[2]	5.67	3.65	(0.95)	(7.82)	8.07
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$8	$11	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.92	0.91	0.91
Expenses including reductions	0.91	0.91	0.91	0.90	0.91
Net investment income	3.83	3.56	3.03	2.36	2.09
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.01	$6.73	$6.39
Net investment income[1]	0.24	0.22	0.19	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.11	—[2]	(0.25)	(0.66)	0.37
Total from investment operations	0.35	0.22	(0.06)	(0.49)	0.52
Less distributions
From net investment income	(0.25)	(0.22)	(0.19)	(0.23)	(0.18)
Net asset value, end of period	$5.86	$5.76	$5.76	$6.01	$6.73
Total return (%)[3]	6.11	3.90	(0.87)	(7.58)	8.34
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.77	0.78	0.75	0.76
Expenses including reductions	0.67	0.67	0.67	0.65	0.66
Net investment income	4.09	3.82	3.24	2.56	2.29
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	36

CLASS R5 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.00	$6.72	$6.38
Net investment income[1]	0.25	0.23	0.20	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.10	—[2]	(0.23)	(0.66)	0.36
Total from investment operations	0.35	0.23	(0.03)	(0.48)	0.53
Less distributions
From net investment income	(0.26)	(0.23)	(0.21)	(0.24)	(0.19)
Net asset value, end of period	$5.85	$5.76	$5.76	$6.00	$6.72
Total return (%)[3]	6.14	4.11	(0.51)	(7.41)	8.57
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$6	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.47	0.48	0.46	0.46
Expenses including reductions	0.47	0.47	0.47	0.45	0.45
Net investment income	4.27	4.02	3.47	2.80	2.50
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.01	$6.73	$6.38
Net investment income[1]	0.25	0.23	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.11	—[2]	(0.24)	(0.66)	0.37
Total from investment operations	0.36	0.23	(0.04)	(0.47)	0.54
Less distributions
From net investment income	(0.26)	(0.23)	(0.21)	(0.25)	(0.19)
Net asset value, end of period	$5.86	$5.76	$5.76	$6.01	$6.73
Total return (%)[3]	6.38	4.16	(0.63)	(7.21)	8.61
Ratios and supplemental data
Net assets, end of period (in millions)	$1,089	$1,052	$908	$914	$869
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43	0.42	0.43	0.40	0.41
Expenses including reductions	0.42	0.42	0.42	0.40	0.41
Net investment income	4.33	4.07	3.54	2.86	2.54
Portfolio turnover (%)	56	34	51	40	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	38

Notes to financial statements
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
39	JOHN HANCOCK Income Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$251,310,512	—	$251,310,512	—
Foreign government obligations	430,682,394	—	430,682,394	—
Corporate bonds	712,217,132	—	712,217,132	—
Convertible bonds	25,893,674	—	25,893,674	—
Term loans	122,161,036	—	122,161,036	—
Collateralized mortgage obligations	105,203,926	—	105,203,926	—
Asset-backed securities	23,810,796	—	23,810,796	—
Preferred securities	13,436,507	$13,436,507	—	—
Short-term investments	21,530,611	21,530,611	—	—
Total investments in securities	$1,706,246,588	$34,967,118	$1,671,279,470	—
Derivatives:
Assets
Forward foreign currency contracts	$9,164,894	—	$9,164,894	—
Liabilities
Futures	(307,298)	$(307,298)	—	—
Forward foreign currency contracts	(21,290,890)	—	(21,290,890)	—
| JOHN HANCOCK Income Fund	40

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At May 31, 2025, the fund had $81,109 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
41	JOHN HANCOCK Income Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2025, the fund loaned securities valued at $8,891,470 and received $9,078,348 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
| JOHN HANCOCK Income Fund	42

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian and Foreign currency overdraft in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $9,069.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $112,200,526 and a long-term capital loss carryforward of $180,198,192 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$76,112,735	$69,760,468
43	JOHN HANCOCK Income Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $8,193,208 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and
| JOHN HANCOCK Income Fund	44

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2025, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $36.5 million to $135.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2025, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $1.1 billion to $1.8 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
45	JOHN HANCOCK Income Fund |

During the year ended May 31, 2025, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $18,000, as measured at each quarter end. There were no open purchased options contracts as of May 31, 2025.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(307,298)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$9,164,894	(21,290,890)
			$9,164,894	$(21,598,188)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$408,623	—	$408,623
Currency	$(153,959)	—	$10,536,951	10,382,992
Total	$(153,959)	$408,623	$10,536,951	$10,791,615

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(433,016)	—	$(433,016)
Currency	—	$(14,035,456)	(14,035,456)
Total	$(433,016)	$(14,035,456)	$(14,468,472)
| JOHN HANCOCK Income Fund	46

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$41,145
Class C	665
Class I	19,772
Class R2	595
Class	Expense reduction
Class R4	$71
Class R5	448
Class R6	103,591
Total	$166,287

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
47	JOHN HANCOCK Income Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $741 for Class R4 shares for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $126,489 for the year ended May 31, 2025. Of this amount, $17,909 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $108,580 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $3,083 and $655 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,298,355	$493,762
Class C	69,820	7,952
Class I	—	236,787
Class R2	31,118	300
| JOHN HANCOCK Income Fund	48

Class	Distribution and service fees	Transfer agent fees
Class R4	$2,594	$36
Class R5	2,351	224
Class R6	—	52,456
Total	$1,404,238	$791,517
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,599,117	$38,765,302	6,823,605	$39,240,330
Distributions reinvested	2,783,163	16,355,788	2,715,607	15,620,671
Repurchased	(14,581,883)	(85,503,675)	(16,531,371)	(95,004,275)
Net decrease	(5,199,603)	$(30,382,585)	(6,992,159)	$(40,143,274)
Class C shares
Sold	115,352	$674,201	101,003	$584,720
Distributions reinvested	39,145	230,072	50,590	290,956
Repurchased	(587,036)	(3,437,845)	(874,572)	(5,031,145)
Net decrease	(432,539)	$(2,533,572)	(722,979)	$(4,155,469)
Class I shares
Sold	4,733,703	$27,697,956	9,058,495	$51,778,808
Distributions reinvested	1,405,665	8,248,867	1,793,157	10,294,117
Repurchased	(13,164,171)	(76,949,214)	(45,567,455)	(259,321,040)
Net decrease	(7,024,803)	$(41,002,391)	(34,715,803)	$(197,248,115)
Class R2 shares
Sold	230,773	$1,353,412	318,443	$1,833,558
Distributions reinvested	41,872	245,705	45,579	261,770
Repurchased	(479,322)	(2,805,222)	(617,234)	(3,561,540)
Net decrease	(206,677)	$(1,206,105)	(253,212)	$(1,466,212)
Class R4 shares
Sold	13,494	$78,940	40,471	$234,246
Distributions reinvested	5,322	31,258	4,062	23,367
Repurchased	(12,222)	(71,774)	(15,339)	(86,782)
Net increase	6,594	$38,424	29,194	$170,831
49	JOHN HANCOCK Income Fund |

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	174,539	$1,021,947	485,863	$2,794,702
Distributions reinvested	35,271	207,037	35,241	202,444
Repurchased	(344,558)	(2,018,300)	(561,640)	(3,235,165)
Net decrease	(134,748)	$(789,316)	(40,536)	$(238,019)
Class R6 shares
Sold	37,440,702	$219,373,353	67,678,761	$386,717,869
Distributions reinvested	8,201,701	48,151,063	7,014,654	40,323,168
Repurchased	(42,270,881)	(247,113,058)	(49,797,691)	(286,668,679)
Net increase	3,371,522	$20,411,358	24,895,724	$140,372,358
Total net decrease	(9,620,254)	$(55,464,187)	(17,799,771)	$(102,707,900)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $910,672,813 and $850,840,637, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $34,961,782 and $134,107,671, respectively, for the year ended May 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,152,501	$52,482,104	$541,213,426	$(572,195,655)	$19,428	$11,308	$2,067,373	—	$21,530,611

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the
| JOHN HANCOCK Income Fund	50

Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
51	JOHN HANCOCK Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Income Fund (one of the funds constituting John Hancock Strategic Series, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INCOME FUND	52

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
53	JOHN HANCOCK INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543849	91A 5/25
7/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Managed Account Shares
Fixed income
May 31, 2025

John Hancock
Managed Account Shares

2	Portfolios’ investments
27	Financial statements
31	Financial highlights
34	Notes to financial statements
41	Report of independent registered public accounting firm
42	Tax information
1	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 85.8%				$903,085
(Cost $930,708)
U.S. Government 26.6%				280,432
U.S. Treasury
Bond	2.375	02-15-42	91,000	64,827
Bond	2.875	05-15-49	117,000	82,055
Note	3.625	08-31-29	41,000	40,507
Note	4.125	02-28-27	24,000	24,067
Note	4.250	06-30-31	36,000	36,301
Note	4.250	11-15-34	33,000	32,675
U.S. Government Agency 59.2%				622,653
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	06-01-52	9,915	8,838
30 Yr Pass Thru	4.500	09-01-52	16,385	15,600
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	247,074	219,925
30 Yr Pass Thru	3.500	09-01-52	14,286	12,752
30 Yr Pass Thru	4.500	02-01-53	342,098	325,697

30 Yr Pass Thru	4.500	12-01-54	42,047	39,841
Corporate bonds 14.5%				$152,450
(Cost $153,037)
Communication services 1.6%				16,855
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	16,855
Financials 7.1%				74,714
Banks 5.6%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	24,913
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	17,839
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,145
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	15,817
Health care 2.5%				26,239
Biotechnology 2.5%
Amgen, Inc.	5.250	03-02-33	26,000	26,239
Information technology 1.7%				17,753
Software 1.7%
Oracle Corp.	4.900	02-06-33	18,000	17,753
Utilities 1.6%				16,889
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	16,889

	Yield (%)	Shares	Value
Short-term investments 2.5%			$26,529
(Cost $26,529)
Short-term funds 2.5%			26,529
John Hancock Collateral Trust (A)	4.2439(B)	2,652	26,529

Total investments (Cost $1,110,274) 102.8%	$1,082,064
Other assets and liabilities, net (2.8%)	(29,423)
Total net assets 100.0%	$1,052,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	2

Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 5-31-25.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.4%				$396,079,353
(Cost $395,962,636)
Communication services 4.5%				17,936,486
Diversified telecommunication services 1.5%
AT&T, Inc.	2.750	06-01-31	3,325,000	2,975,645
AT&T, Inc.	3.550	09-15-55	3,211,000	2,122,735
AT&T, Inc.	4.500	05-15-35	1,086,000	1,021,581
Entertainment 0.8%
WarnerMedia Holdings, Inc.	4.279	03-15-32	3,873,000	3,286,509
Media 1.2%
Charter Communications Operating LLC	2.800	04-01-31	2,785,000	2,445,374
Charter Communications Operating LLC	6.384	10-23-35	2,213,000	2,271,929
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,812,713
Consumer discretionary 2.4%				9,883,705
Automobiles 2.0%
Ford Motor Credit Company LLC	4.000	11-13-30	1,924,000	1,713,438
Ford Motor Credit Company LLC	6.054	11-05-31	1,719,000	1,674,839
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,310,546
Hyundai Capital America (A)	5.400	01-08-31	1,375,000	1,386,481
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	1,832,000	1,798,401
Consumer staples 2.8%				11,467,020
Food products 2.1%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	798,968
JBS USA LUX SA	3.625	01-15-32	2,822,000	2,536,910
JBS USA LUX SA	5.750	04-01-33	1,837,000	1,860,771
JBS USA LUX SA (A)	5.950	04-20-35	427,000	434,693
Mars, Inc. (A)	5.000	03-01-32	1,080,000	1,083,632
Pilgrim’s Pride Corp.	6.250	07-01-33	1,782,000	1,847,034
Personal care products 0.7%
Kenvue, Inc.	4.850	05-22-32	2,892,000	2,905,012
Energy 16.2%				65,205,192
Oil, gas and consumable fuels 16.2%
Aker BP ASA (A)	3.100	07-15-31	1,622,000	1,413,223
Aker BP ASA (A)	3.750	01-15-30	1,000,000	937,869
Aker BP ASA (A)	4.000	01-15-31	612,000	567,535
Aker BP ASA (A)	5.800	10-01-54	621,000	543,506
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,546,247
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,448,860
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,340,386
Cheniere Energy, Inc.	5.650	04-15-34	1,060,000	1,057,797
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	763,399
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	257,671
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	2,482,000	2,554,740
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,126,892
Continental Resources, Inc.	4.900	06-01-44	1,498,000	1,147,562
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,437,556
3	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	$3,008,973
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	888,714
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,840,293
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,742,108
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	944,054
Energy Transfer LP	5.150	03-15-45	2,104,000	1,788,576
Energy Transfer LP	5.250	07-01-29	761,000	773,469
Energy Transfer LP	5.400	10-01-47	1,621,000	1,397,631
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,085,025
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,520,613
Harbour Energy PLC (A)	6.327	04-01-35	2,723,000	2,624,012
MPLX LP	4.950	09-01-32	663,000	644,972
MPLX LP	5.000	03-01-33	1,476,000	1,432,412
Occidental Petroleum Corp.	5.375	01-01-32	524,000	505,813
Occidental Petroleum Corp.	6.050	10-01-54	1,465,000	1,273,384
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,280,874
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,772,487
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,185,055
ONEOK, Inc.	6.625	09-01-53	1,716,000	1,730,783
Ovintiv, Inc.	6.250	07-15-33	723,000	723,973
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,231,624
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,579,000	2,540,952
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,262,047
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,534,311
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,620,348
Var Energi ASA (A)	5.875	05-22-30	2,095,000	2,118,627
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,585,962
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,175,935
Western Midstream Operating LP	5.450	11-15-34	675,000	647,932
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	524,956
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	656,034
Financials 30.8%				123,953,754
Banks 15.6%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,801,099
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,062,884
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,162,760
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	943,565
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,911,000	2,030,178
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	819,000	836,922
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	311,193
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,353,409
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,073,812
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	872,594
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,687,163
Credit Agricole SA (A)	3.250	01-14-30	409,000	377,116
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	1,004,790
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,903,676
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,794,682
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,086,207
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	726,787
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	434,000	452,389
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	609,541
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,576,308
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	830,000	$856,771
KeyBank NA	5.000	01-26-33	2,016,000	1,949,087
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,879,000	1,875,000
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	877,874
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,478,702
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,347,713
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,737,049
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,590,402
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,192,243
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	2,768,000	2,718,583
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	756,804
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,721,260
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,260,332
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	974,875
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	380,480
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,745,069
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,122,505
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	648,077
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	680,148
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,135,817
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,122,470
Capital markets 8.2%
Ares Capital Corp.	2.875	06-15-28	674,000	629,310
Ares Capital Corp.	5.875	03-01-29	793,000	803,576
Ares Strategic Income Fund	5.600	02-15-30	1,151,000	1,131,071
Ares Strategic Income Fund	5.700	03-15-28	365,000	365,604
Ares Strategic Income Fund	6.200	03-21-32	1,236,000	1,225,021
Ares Strategic Income Fund	6.350	08-15-29	458,000	464,251
Blackstone Private Credit Fund	5.250	04-01-30	1,185,000	1,160,496
Blackstone Private Credit Fund	5.950	07-16-29	1,383,000	1,395,742
Blackstone Private Credit Fund	6.000	01-29-32	1,430,000	1,428,564
Blackstone Private Credit Fund	7.300	11-27-28	1,094,000	1,158,542
Blackstone Secured Lending Fund	5.350	04-13-28	1,200,000	1,202,487
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,726,000	1,631,029
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,703,428
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,501,072
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	711,049
HPS Corporate Lending Fund	5.950	04-14-32	698,000	687,967
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,118,784
Lazard Group LLC	4.375	03-11-29	792,000	775,544
Lazard Group LLC	6.000	03-15-31	1,740,000	1,800,754
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,783,747
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	208,086
Sixth Street Lending Partners	5.750	01-15-30	678,000	674,693
Sixth Street Lending Partners (A)	6.125	07-15-30	693,000	700,405
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	788,000	820,686
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	903,707
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	592,166
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,235,000	1,222,690
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,511,090
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,787,885
Consumer finance 1.1%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,491,915
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,172,660
Capital One Financial Corp.	6.700	11-29-32	1,500,000	1,614,015
5	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 2.3%
Apollo Debt Solutions BDC	6.700	07-29-31	1,000,000	$1,027,891
Apollo Debt Solutions BDC	6.900	04-13-29	539,000	558,622
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,014,345
Citadel Finance LLC (A)	5.900	02-10-30	1,047,000	1,042,009
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,283,408
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	312,000	307,320
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,425,970
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,429,530
Insurance 3.6%
Athene Global Funding (A)	4.721	10-08-29	905,000	893,113
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,172,397
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,581,632
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,300,506
CNO Financial Group, Inc.	6.450	06-15-34	616,000	634,295
CNO Global Funding (A)	4.950	09-09-29	1,500,000	1,498,561
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	673,595
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,185,300
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	582,628
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	737,233
SBL Holdings, Inc. (A)	5.000	02-18-31	80,000	71,519
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,317,508
Health care 9.4%				37,799,705
Biotechnology 2.6%
AbbVie, Inc.	5.050	03-15-34	809,000	811,349
Amgen, Inc.	5.250	03-02-30	1,524,000	1,562,490
Amgen, Inc.	5.250	03-02-33	2,967,000	2,994,231
Amgen, Inc.	5.650	03-02-53	2,032,000	1,934,308
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	3,492,000	2,991,487
Health care equipment and supplies 0.7%
Solventum Corp.	5.400	03-01-29	934,000	953,157
Solventum Corp.	5.450	03-13-31	2,000,000	2,047,347
Health care providers and services 3.4%
Centene Corp.	2.625	08-01-31	2,753,000	2,331,836
Centene Corp.	4.625	12-15-29	3,440,000	3,312,723
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,391,299
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,614,468
HCA, Inc.	5.450	04-01-31	1,548,000	1,575,962
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,622,000	1,572,390
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	973,592
Life sciences tools and services 0.2%
Icon Investments Six DAC	5.849	05-08-29	653,000	669,173
Pharmaceuticals 2.5%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,145,557
Royalty Pharma PLC	5.150	09-02-29	753,000	761,451
Viatris, Inc.	2.700	06-22-30	2,657,000	2,324,035
Viatris, Inc.	4.000	06-22-50	5,990,000	3,832,850
Industrials 8.4%				33,804,618
Aerospace and defense 1.3%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,224,814
Embraer Netherlands Finance BV (A)	7.000	07-28-30	1,776,000	1,892,820
The Boeing Company	6.528	05-01-34	1,105,000	1,179,446
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,316,000	1,378,248
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.7%
Stanley Black & Decker, Inc.	2.300	03-15-30	1,041,000	$917,943
Weir Group, Inc. (A)	5.350	05-06-30	1,706,000	1,712,998
Passenger airlines 4.2%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	590,119	569,416
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,087,533	1,049,268
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,039,965	988,467
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	866,535	832,592
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	962,770	881,746
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,323,339	1,164,790
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,418,072	1,298,699
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,414,949	1,231,201
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	117,025	109,559
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	68,440	65,188
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	405,598	382,724
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	119,197	125,354
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	669,555	582,076
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	378,870	359,954
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	235,177	216,432
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,507,702	1,534,466
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,114,110	2,116,172
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,486,946	1,454,828
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,734,771	1,723,167
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	3,852,850
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,590,000	1,582,586
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,376,814
Information technology 7.8%				31,321,588
Communications equipment 0.8%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	153,802
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,905,884
Electronic equipment, instruments and components 0.5%
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,272,156
TD SYNNEX Corp.	6.100	04-12-34	520,000	533,638
Semiconductors and semiconductor equipment 4.1%
Broadcom, Inc. (A)	3.419	04-15-33	4,675,000	4,170,251
Broadcom, Inc.	4.550	02-15-32	592,000	579,662
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,676,232
Foundry JV Holdco LLC (A)	6.150	01-25-32	1,800,000	1,869,098
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,120,220
Micron Technology, Inc.	2.703	04-15-32	499,000	425,359
Micron Technology, Inc.	5.300	01-15-31	665,000	669,116
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,900,859
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,566,249
Qorvo, Inc.	4.375	10-15-29	641,000	615,108
Software 1.1%
Atlassian Corp.	5.250	05-15-29	712,000	726,331
Oracle Corp.	5.250	02-03-32	1,262,000	1,281,135
Oracle Corp.	5.550	02-06-53	2,409,000	2,209,086
VMware LLC	4.700	05-15-30	225,000	223,752
Technology hardware, storage and peripherals 1.3%
CDW LLC	5.100	03-01-30	675,000	674,085
CDW LLC	5.550	08-22-34	810,000	797,910
Dell International LLC	5.400	04-15-34	3,947,000	3,951,655
7	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.0%				$3,907,833
Construction materials 0.5%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,828,869
Metals and mining 0.5%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,070,000	1,066,906
Freeport-McMoRan, Inc.	5.450	03-15-43	1,096,000	1,012,058
Real estate 5.8%				23,500,496
Industrial REITs 1.0%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,455,974
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,521,924
Real estate management and development 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,235,736
Residential REITs 0.7%
American Homes 4 Rent LP	4.950	06-15-30	2,650,000	2,648,000
Retail REITs 0.4%
Regency Centers LP	5.000	07-15-32	1,779,000	1,775,772
Specialized REITs 3.2%
American Tower Corp.	5.200	02-15-29	1,710,000	1,740,047
American Tower Corp.	5.550	07-15-33	1,302,000	1,325,169
American Tower Corp.	5.650	03-15-33	1,302,000	1,337,711
GLP Capital LP	3.250	01-15-32	332,000	287,217
GLP Capital LP	4.000	01-15-30	4,060,000	3,833,763
VICI Properties LP	5.125	11-15-31	2,091,000	2,061,928
VICI Properties LP	5.125	05-15-32	2,324,000	2,277,255
Utilities 9.3%				37,298,956
Electric utilities 4.6%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	274,365
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,146,276
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,037,595
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,961,907
Eversource Energy	5.125	05-15-33	1,613,000	1,584,101
Exelon Corp.	5.125	03-15-31	1,093,000	1,107,336
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	434,486
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,003,245
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	363,571
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	736,000	746,114
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	910,920
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,095,700
Pacific Gas & Electric Company	4.950	07-01-50	1,467,000	1,163,909
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,212,681
The Southern Company	5.200	06-15-33	522,000	521,321
The Southern Company	5.700	03-15-34	967,000	995,334
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,844,614
Independent power and renewable electricity producers 1.8%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	891,000	896,521
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	1,515,980
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,922,716
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,324,501
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,588,714
Multi-utilities 2.9%
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,855,000	1,904,378
Dominion Energy, Inc.	3.375	04-01-30	1,000,000	938,406
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,592,211
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,478,511
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
National Grid PLC	5.809	06-12-33	2,194,000	$2,265,030

Sempra	5.500	08-01-33	1,195,000	1,201,728

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,325,000	2,266,785
Municipal bonds 0.1%				$288,172
(Cost $437,674)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	23,649
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	74,753
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	80,955
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,197
Regents of the University of California Medical Center	3.006	05-15-50	140,000	87,618

	Yield (%)	Shares	Value
Short-term investments 0.1%			$460,622
(Cost $460,596)
Short-term funds 0.1%			460,622
John Hancock Collateral Trust (C)	4.2439(D)	46,050	460,622

Total investments (Cost $396,860,906) 98.6%	$396,828,147
Other assets and liabilities, net 1.4%	5,458,765
Total net assets 100.0%	$402,286,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $106,685,781 or 26.5% of the portfolio’s net assets as of 5-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 5-31-25.
The portfolio had the following country composition as a percentage of net assets on 5-31-25:
United States	81.5%
United Kingdom	4.0%
Canada	2.4%
Norway	2.0%
France	1.8%
Switzerland	1.5%
Ireland	1.1%
Luxembourg	1.1%
Netherlands	1.0%
Australia	1.0%
Other countries	2.6%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 94.1%				$128,245,734
(Cost $129,368,227)
Communication services 8.9%				12,128,280
Diversified telecommunication services 3.4%
GCI LLC (A)	4.750	10-15-28	925,000	869,974
9	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
IHS Holding, Ltd. (A)	7.875	05-29-30	779,000	$769,099
IHS Holding, Ltd. (A)	8.250	11-29-31	1,200,000	1,192,056
Iliad Holding SAS (A)	7.000	04-15-32	1,026,000	1,032,596
Iliad Holding SAS (A)	8.500	04-15-31	300,000	316,605
Windstream Services LLC (A)	8.250	10-01-31	467,000	486,028
Interactive media and services 1.0%
Match Group Holdings II LLC (A)	3.625	10-01-31	348,000	304,358
Match Group Holdings II LLC (A)	4.125	08-01-30	1,135,000	1,047,505
Media 2.7%
CCO Holdings LLC	4.500	05-01-32	599,000	545,176
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	188,261
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	1,188,000	766,610
Midcontinent Communications (A)	8.000	08-15-32	1,225,000	1,266,894
Sirius XM Radio LLC (A)	4.000	07-15-28	898,000	852,142
Wireless telecommunication services 1.8%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,007,032
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	418,283
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,065,661
Consumer discretionary 17.9%				24,369,531
Automobile components 0.3%
Dealer Tire LLC (A)	8.000	02-01-28	384,000	375,268
Broadline retail 1.1%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	344,011
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	273,906
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	485,000	449,281
Rakuten Group, Inc. (A)	9.750	04-15-29	473,000	506,422
Diversified consumer services 0.1%
Service Corp. International	5.750	10-15-32	144,000	143,098
Hotels, restaurants and leisure 8.9%
Caesars Entertainment, Inc. (A)	6.000	10-15-32	1,287,000	1,234,604
Caesars Entertainment, Inc. (A)	6.500	02-15-32	579,000	583,658
Carnival Corp. (A)	5.875	06-15-31	1,635,000	1,635,981
Full House Resorts, Inc. (A)	8.250	02-15-28	449,000	429,543
Genting New York LLC (A)	7.250	10-01-29	216,000	218,439
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	264,353
MGM Resorts International	4.750	10-15-28	1,750,000	1,711,695
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	1,090,000	1,044,434
NCL Corp., Ltd. (A)	6.750	02-01-32	1,147,000	1,147,214
Resorts World Las Vegas LLC (A)	4.625	04-16-29	1,050,000	920,533
Resorts World Las Vegas LLC (A)	4.625	04-06-31	600,000	484,502
Resorts World Las Vegas LLC (A)	8.450	07-27-30	700,000	688,893
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	847,424
Sabre GLBL, Inc. (A)	11.125	07-15-30	507,000	520,182
Travel + Leisure Company (A)	4.625	03-01-30	388,000	366,506
Household durables 2.5%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	713,127
Century Communities, Inc. (A)	3.875	08-15-29	795,000	720,638
KB Home	4.000	06-15-31	683,000	619,113
Newell Brands, Inc.	6.375	05-15-30	677,000	636,004
Newell Brands, Inc. (A)	8.500	06-01-28	644,000	666,249
Specialty retail 4.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	171,115
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	780,645
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	1,102,000	$855,339
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	727,000	674,293
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	292,283
Lithia Motors, Inc. (A)	4.375	01-15-31	814,000	762,874
Lithia Motors, Inc. (A)	4.625	12-15-27	325,000	319,655
Saks Global Enterprises LLC (A)	11.000	12-15-29	851,000	380,823
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,314,000	895,744
The Michaels Companies, Inc. (A)	7.875	05-01-29	1,178,000	568,385
Valvoline, Inc. (A)	3.625	06-15-31	855,000	758,740
Textiles, apparel and luxury goods 0.3%
S&S Holdings LLC (A)	8.375	10-01-31	382,000	364,557
Consumer staples 2.0%				2,720,609
Food products 2.0%
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,655,935
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,064,674
Energy 18.5%				25,292,947
Oil, gas and consumable fuels 18.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	781,000	773,052
Antero Midstream Partners LP (A)	6.625	02-01-32	877,000	895,902
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,500,000	1,494,554
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	245,409
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	126,048
Blue Racer Midstream LLC (A)	7.250	07-15-32	563,000	583,712
Civitas Resources, Inc. (A)	8.625	11-01-30	507,000	499,988
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	170,819
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	319,000	292,868
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,090,719
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,314,907
Genesis Energy LP	7.875	05-15-32	575,000	582,299
Genesis Energy LP	8.000	05-15-33	621,000	630,101
Global Partners LP (A)	8.250	01-15-32	844,000	877,365
Hess Midstream Operations LP (A)	4.250	02-15-30	285,000	271,643
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	93,927
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	242,971
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	75,547
Leviathan Bond, Ltd. (A)	6.500	06-30-27	1,065,000	1,051,669
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	140,319
Long Ridge Energy LLC (A)	8.750	02-15-32	803,000	809,256
Matador Resources Company (A)	6.250	04-15-33	356,000	342,912
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	1,275,095	997,762
Parkland Corp. (A)	4.500	10-01-29	945,000	892,380
Parkland Corp. (A)	6.625	08-15-32	740,000	741,642
Sunoco LP	4.500	04-30-30	1,186,000	1,119,258
Sunoco LP (A)	6.250	07-01-33	507,000	506,996
Sunoco LP (A)	7.000	05-01-29	855,000	882,414
Sunoco LP (A)	7.250	05-01-32	679,000	705,994
Talos Production, Inc. (A)	9.000	02-01-29	368,000	365,492
Talos Production, Inc. (A)	9.375	02-01-31	67,000	65,874
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	336,542
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,006,526
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	2,183,000	2,058,944
Venture Global LNG, Inc. (A)	9.500	02-01-29	942,000	1,007,136
11	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 11.2%				$15,335,258
Banks 5.4%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,800,000	2,069,622
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (B)	7.625	03-15-35	346,000	341,811
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,561,000	1,628,067
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.594	06-30-25	964,000	959,583
Popular, Inc.	7.250	03-13-28	1,252,000	1,316,141
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,150,000	1,025,910
Consumer finance 1.0%
Enova International, Inc. (A)	9.125	08-01-29	450,000	462,290
OneMain Finance Corp.	9.000	01-15-29	830,000	869,898
Financial services 0.6%
Block, Inc.	3.500	06-01-31	387,000	349,686
TrueNoord Capital DAC (A)	8.750	03-01-30	528,000	547,556
Insurance 3.5%
AmWINS Group, Inc. (A)	6.375	02-15-29	569,000	576,972
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	585,000	603,092
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	729,000	707,124
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	621,683
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	1,017,000	979,121
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,208,000	1,249,681
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	1,027,021
Health care 3.1%				4,167,111
Biotechnology 0.4%
Star Parent, Inc. (A)	9.000	10-01-30	545,000	563,295
Health care equipment and supplies 0.4%
Varex Imaging Corp. (A)	7.875	10-15-27	487,000	484,744
Health care providers and services 0.9%
DaVita, Inc. (A)	4.625	06-01-30	818,000	764,373
Rede D’Or Finance Sarl (A)	4.500	01-22-30	506,000	476,516
Pharmaceuticals 1.4%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	969,000	1,002,993
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	866,000	875,190
Industrials 11.9%				16,242,010
Aerospace and defense 0.6%
Efesto Bidco S.p.A Efesto US LLC (A)	7.500	02-15-32	761,000	765,962
Building products 2.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,069,712
Builders FirstSource, Inc. (A)	6.375	06-15-32	777,000	784,271
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	992,346
Builders FirstSource, Inc. (A)	6.750	05-15-35	349,000	350,986
Commercial services and supplies 2.2%
Allied Universal Holdco LLC (A)	7.875	02-15-31	1,579,000	1,636,427
Ambipar Lux Sarl (A)	10.875	02-05-33	547,000	511,560
Cimpress PLC (A)	7.375	09-15-32	840,000	782,980
Construction and engineering 1.3%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	289,000	288,494
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	984,000	960,383
Williams Scotsman, Inc. (A)	6.625	06-15-29	520,000	530,276
Electrical equipment 0.9%
EMRLD Borrower LP (A)	6.625	12-15-30	1,158,000	1,169,712
Machinery 0.4%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	580,000	574,974
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 2.5%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	1,020,000	$1,072,326
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	531,136	509,959
American Airlines, Inc. (A)	7.250	02-15-28	976,000	985,756
United Airlines, Inc. (A)	4.625	04-15-29	908,000	862,465
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	336,409
Trading companies and distributors 0.8%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	756,403
WESCO Distribution, Inc. (A)	6.375	03-15-33	336,000	342,237
Transportation infrastructure 0.7%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	958,372
Information technology 1.6%				2,122,270
IT services 0.5%
CoreWeave, Inc. (A)	9.250	06-01-30	325,000	324,635
Virtusa Corp. (A)	7.125	12-15-28	404,000	390,557
Software 1.1%
Cloud Software Group, Inc. (A)	8.250	06-30-32	507,000	533,096
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	343,664
Rocket Software, Inc. (A)	9.000	11-28-28	514,000	530,318
Materials 7.8%				10,691,655
Chemicals 1.4%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,540,000	1,262,829
Sasol Financing USA LLC	5.500	03-18-31	729,000	597,530
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	703,000	714,358
Containers and packaging 1.8%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	889,322
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	647,073
Toucan FinCo, Ltd. (A)	9.500	05-15-30	948,000	942,392
Metals and mining 3.1%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	322,866
Aris Mining Corp. (A)	8.000	10-31-29	764,000	775,660
Arsenal AIC Parent LLC (A)	8.000	10-01-30	366,000	384,347
Capstone Copper Corp. (A)	6.750	03-31-33	259,000	258,952
CSN Resources SA (A)	4.625	06-10-31	1,036,000	797,356
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	294,709
Novelis Corp. (A)	4.750	01-30-30	1,289,000	1,225,368
Novelis Corp. (A)	6.875	01-30-30	217,000	223,778
Paper and forest products 1.0%
Magnera Corp. (A)	7.250	11-15-31	1,481,000	1,355,115
Real estate 2.3%				3,083,567
Hotel and resort REITs 0.5%
RHP Hotel Properties LP (A)	6.500	06-15-33	179,000	182,046
XHR LP (A)	6.625	05-15-30	517,000	518,102
Specialized REITs 1.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	204,337
Iron Mountain, Inc. (A)	5.250	07-15-30	1,010,000	985,570
Iron Mountain, Inc. (A)	6.250	01-15-33	664,000	670,236
Uniti Group LP (A)	6.500	02-15-29	555,000	523,276
13	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 8.9%				$12,092,496
Electric utilities 6.1%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,317,000	1,486,403
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	625,698
NRG Energy, Inc. (A)	3.875	02-15-32	1,348,000	1,218,411
NRG Energy, Inc. (A)	5.750	07-15-29	765,000	756,760
NRG Energy, Inc. (A)	6.000	02-01-33	1,112,000	1,101,933
NRG Energy, Inc. (A)	6.250	11-01-34	533,000	533,181
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,315,771
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,342,000	1,314,107
Gas utilities 0.7%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	913,000	892,948
Independent power and renewable electricity producers 2.1%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	879,899	775,939
Alpha Generation LLC (A)	6.750	10-15-32	453,000	461,866
Lightning Power LLC (A)	7.250	08-15-32	602,000	631,170
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	276,078

Vistra Operations Company LLC (A)	6.875	04-15-32	675,000	702,231
Term loans (D) 2.5%				$3,468,434
(Cost $3,514,838)
Financials 0.6%				836,668
Insurance 0.6%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	01-30-32	837,900	836,668
Health care 0.2%				253,366
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.327	04-23-31	259,695	253,366
Industrials 1.3%				1,739,610
Commercial services and supplies 0.4%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.819	02-04-32	523,000	520,223
Trading companies and distributors 0.9%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.330	01-17-32	1,261,000	1,219,387
Materials 0.4%				638,790
Construction materials 0.4%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	02-10-32	642,000	638,790

Asset-backed securities 0.3%				$382,390
(Cost $394,787)
Asset-backed securities 0.3%				382,390
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	35,693
Frontier Issuer LLC
Series 2024-1, Class C (A)	11.160	06-20-54	312,000	346,697

	Shares	Value
Common stocks 0.0%		$7,423
(Cost $75,362)
Energy 0.0%		7,423
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	7,423

Preferred securities 0.3%		$357,948
(Cost $378,961)
Communication services 0.1%		73,948
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	73,948
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Shares	Value
Financials 0.2%		$284,000
Banks 0.2%
Wells Fargo & Company, 7.500%	250	284,000

	Yield (%)	Shares	Value
Short-term investments 2.1%			$2,878,706
(Cost $2,878,680)
Short-term funds 2.1%			2,878,706
John Hancock Collateral Trust (F)	4.2439(G)	287,796	2,878,706

Total investments (Cost $136,610,855) 99.3%	$135,340,635
Other assets and liabilities, net 0.7%	981,495
Total net assets 100.0%	$136,322,130

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,557,854 or 77.4% of the portfolio’s net assets as of 5-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 5-31-25:
United States	73.9%
United Kingdom	6.0%
Canada	4.1%
France	2.8%
Netherlands	1.8%
Luxembourg	1.8%
Ireland	1.5%
Spain	1.5%
Brazil	1.4%
Israel	1.2%
Other countries	4.0%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.8%				$19,219,324
(Cost $19,728,485)
Alaska 1.1%				207,966
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	207,966
Arizona 4.9%				970,400
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	325,505
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	241,424
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	265,920
15	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	$137,551
California 7.3%				1,425,652
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	100,000	62,639
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	250,000	242,169
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	104,315
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	244,947
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	189,411
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	210,183
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	129,795
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.513	06-01-66	1,000,000	107,273
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.420	06-01-36	300,000	134,920
Colorado 5.5%				1,086,563
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	501,573
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	216,748
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	115,495
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	252,747
Connecticut 1.6%				321,829
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	300,475
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	21,354
Florida 15.4%				3,022,245
Cabot Citrus Farms Community Development District	5.250	03-01-29	200,000	201,189
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	234,614
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	101,643
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	100,000	94,382
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	200,530
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	310,000	251,537
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	223,461
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	211,454
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	254,012
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	265,511
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	225,237
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	145,000
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	239,937
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	$215,676
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	158,062
Georgia 0.9%				170,011
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	20,000	19,281
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	150,730
Idaho 0.5%				96,609
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	96,609
Illinois 6.7%				1,318,640
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	389,175
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	94,804
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	259,365
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	91,778
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	237,632
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	245,886
Indiana 0.3%				58,835
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	27,717
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	31,118
Iowa 1.0%				195,644
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	205,000	195,644
Kansas 1.1%				211,946
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	225,000	211,946
Kentucky 1.2%				228,972
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	228,972
Louisiana 1.2%				233,993
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	233,993
Maryland 1.2%				233,492
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	15,000	12,825
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	220,667
Massachusetts 1.9%				378,714
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	136,828
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	241,886
Michigan 1.7%				322,971
City of Detroit, GO	5.500	04-01-32	300,000	322,971
17	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri 2.2%				$440,904
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	250,809
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	190,095
New Hampshire 1.0%				203,904
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	203,904
New York 4.0%				785,105
City of Ithaca, GO	2.000	02-15-42	280,000	164,337
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	250,045
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	130,000	127,722
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	243,001
Ohio 2.8%				555,305
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	174,328
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	170,000	147,092
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	233,885
Oklahoma 1.0%				200,179
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	200,179
Oregon 0.5%				97,469
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	97,469
Pennsylvania 2.7%				527,043
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	305,822
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	221,221
Puerto Rico 2.4%				472,144
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.771	11-01-43	290,000	174,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	298,144
South Carolina 1.6%				315,448
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	263,168
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	14,780
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	37,500
Texas 10.0%				1,971,966
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	205,058
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	100,000	85,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	216,527
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	154,210
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	217,476
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	200,000	186,127
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	18

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	$149,081
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	130,000	117,664
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	193,772
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	237,845
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	210,000	209,206
Utah 3.8%				740,053
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	502,010
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	238,043
Vermont 1.3%				255,955
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	255,955
Virginia 2.4%				478,831
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	275,650
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	203,181
Wisconsin 8.6%				1,690,536
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	253,318
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	260,550
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	93,948
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	216,787
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	139,247
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	303,623
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	92,482
Public Finance Authority Two Step Project (A)(B)	6.106	12-15-34	200,000	112,677
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	76,308
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	141,596

	Yield (%)	Shares	Value
Short-term investments 1.1%			$226,221
(Cost $226,216)
Short-term funds 1.1%
John Hancock Collateral Trust (D)	4.2439(E)	22,616	226,221
Total investments (Cost $19,954,701) 98.9%			$19,445,545
Other assets and liabilities, net 1.1%			215,426
Total net assets 100.0%			$19,660,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
19	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,036,810 or 40.9% of the fund’s net assets as of 5-31-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following portfolio composition as a percentage of net assets on 5-31-25:
General obligation bonds	4.7%
Revenue bonds	93.1%
Development	21.7%
Education	19.1%
Health care	17.4%
Other revenue	15.7%
Airport	4.8%
Transportation	4.7%
Housing	4.4%
Tobacco	3.9%
Water and sewer	1.2%
Pollution	0.2%
Short-term investments and other	2.2%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 37.7%				$77,557,261
(Cost $77,504,115)
Commercial and residential 29.9%				61,599,988
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	408,714	383,857
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	87,783	83,243
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	292,982	248,757
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,127,652	943,530
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	200,990	171,699
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	588,260	492,979
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,777,683	1,751,820
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,234,900	1,221,955
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	53,278	50,532
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	112,579	100,894
BAHA Trust
Series 2024-MAR, Class A (A)(B)	5.972	12-10-41	2,496,000	2,555,111
BANK
Series 2024-5YR7, Class A3	5.769	06-15-57	1,015,000	1,047,499
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,941	178,267
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,500,804
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	1,011,564
Benchmark Mortgage Trust
Series 2019-B10, Class A4	3.717	03-15-62	490,000	470,913
Series 2019-B12, Class A2	3.001	08-15-52	262,116	256,654
Series 2024-V12, Class A3	5.738	12-15-57	726,000	751,069
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	1,000,000	1,029,786
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	316,291	294,257
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,084,187
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	5.943	01-15-34	252,000	251,449
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,933,000	1,948,100
BXHPP Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	5.543	08-15-36	1,409,000	$1,282,950
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,976	259,774
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	495,999
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	720,724
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	136,723
Series 2023-SMRT, Class A (A)(B)	5.820	10-12-40	1,670,000	1,712,955
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	322,206	268,696
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	615,879	509,398
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	120,142	102,448
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	455,483	429,247
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	18,570	16,652
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,285,776	1,947,065
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	845,000	680,213
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	200,892	198,601
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,008,161	809,104
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	457,197	414,126
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	332,335	297,007
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	661,279	549,324
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,186,159	993,030
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	431,738	424,287
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	335,332	294,738
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	19,632	18,557
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	100,273	84,841
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,210,117	998,923
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	991,529	792,410
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	508,680	485,335
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	451,905	391,216
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	912,886	783,388
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	93,406	84,108
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	229,715	216,176
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,043,009	930,525
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.467	01-13-40	1,463,000	1,492,476
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	335,488	290,219
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	301,782
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	553,460	522,197
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	73,156	68,115
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	999,531	863,760
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.312	11-05-41	741,000	723,000
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	851,104	790,368
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	475,212	403,640
21	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	1,012,600	$819,192
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,087,518	879,420
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,981,000	2,005,999
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	1,989,514
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	986,686
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,444,524
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	202,172
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	536,413	500,363
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,197,487	1,076,963
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	196,478
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	615,633	579,434
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	672,342	650,930
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	411,628	393,346
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	351,327	335,772
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	157,337	151,580
Series 2020-4, Class A1 (A)	1.750	10-25-60	906,445	818,107
Series 2024-1, Class A1 (A)(B)	4.827	03-25-64	1,158,314	1,169,515
Series 2024-3, Class A1A (A)(B)	5.108	07-25-65	780,235	790,621
Series 2024-4, Class A1A (A)(B)	4.452	10-27-64	573,531	571,509
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	185,143	178,702
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	768,323	678,153
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	504,686	429,456
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	537,373	442,515
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	340,176	290,307
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	128,592	111,442
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	117,167	107,983
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	322,476	325,104
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	445,041	424,975
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,450
Series 2025-5C4, Class A3	5.673	05-15-58	1,364,000	1,409,753
U.S. Government Agency 7.8%				15,957,273
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.243	06-25-25	652,678	7
Government National Mortgage Association
Series 2016-174, Class IO	0.889	11-16-56	36,098	1,509
Series 2017-109, Class IO	0.229	04-16-57	46,203	594
Series 2017-124, Class IO	0.626	01-16-59	38,420	1,335
Series 2017-140, Class IO	0.486	02-16-59	33,904	925
Series 2017-159, Class IO	0.430	06-16-59	21,100,106	537,504
Series 2017-20, Class IO	0.518	12-16-58	75,037	1,700
Series 2017-22, Class IO	0.745	12-16-57	22,431	826
Series 2017-23, Class IO	0.599	05-16-59	5,140,944	174,060
Series 2017-46, Class IO	0.652	11-16-57	56,003	2,105
Series 2017-54, Class IO	0.698	12-16-58	16,190,490	556,444
Series 2017-61, Class IO	0.700	05-16-59	234,839	8,460
Series 2017-89, Class IO	0.458	07-16-59	33,026	869
Series 2018-114, Class IO	0.591	04-16-60	80,562	3,179
Series 2018-158, Class IO	0.795	05-16-61	165,111	9,702
Series 2018-23, Class IO	0.585	11-16-59	15,296,168	520,548
Series 2018-69, Class IO	0.608	04-16-60	57,183	2,570
Series 2018-99, Class IO	0.451	06-16-60	165,657	5,656
Series 2019-131, Class IO	0.803	07-16-61	131,361	7,490
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-108, Class IO	0.847	06-16-62	2,421,533	$139,772
Series 2020-114, Class IO	0.800	09-16-62	807,223	43,601
Series 2020-118, Class IO	0.884	06-16-62	4,933,613	259,546
Series 2020-120, Class IO	0.769	05-16-62	946,238	55,959
Series 2020-137, Class IO	0.797	09-16-62	3,869,669	223,703
Series 2020-150, Class IO	0.965	12-16-62	1,070,127	74,797
Series 2020-170, Class IO	0.835	11-16-62	496,574	32,012
Series 2020-92, Class IO	0.880	02-16-62	774,294	44,490
Series 2021-10, Class IO	0.987	05-16-63	420,706	30,904
Series 2021-11, Class IO	1.021	12-16-62	613,632	44,687
Series 2021-203, Class IO	0.870	07-16-63	5,562,526	361,553
Series 2021-220, Class IO	0.828	12-16-63	5,110,287	317,516
Series 2021-3, Class IO	0.870	09-16-62	1,991,598	127,066
Series 2021-47, Class IO	0.992	03-16-61	4,492,694	305,740
Series 2022-144, Class IO	0.529	10-16-64	20,300,643	1,017,373
Series 2022-150, Class IO	0.822	06-16-64	5,397,060	312,401
Series 2022-181, Class IO	0.719	07-16-64	2,389,225	146,125
Series 2022-221, Class IO	0.844	06-16-64	6,768,937	408,061
Series 2022-57, Class IO	0.757	09-16-63	2,829,994	147,663
Series 2023-105, Class IO	0.743	07-16-65	5,580,530	347,789
Series 2023-177, Class IO	0.859	06-16-65	7,549,150	463,960
Series 2023-197, Class IO	1.240	09-16-65	7,318,022	623,992
Series 2023-30, Class IO	1.001	11-16-64	2,925,413	199,406
Series 2023-33, Class IO	0.936	05-16-63	4,606,654	305,227
Series 2023-36, Class IO	0.935	10-16-64	8,033,313	508,704
Series 2023-62, Class IO	0.937	02-16-65	4,889,698	315,295
Series 2023-91, Class IO	0.875	04-16-65	4,470,690	315,349
Series 2024-135, Class IO	0.836	11-16-66	14,658,144	950,808
Series 2024-179, Class XI IO	0.831	12-16-66	13,788,049	1,008,971
Series 2024-193, Class IO	0.700	12-16-66	16,089,881	1,051,289
Series 2024-194, Class IO	0.973	08-16-67	14,026,564	1,081,445
Series 2025-3, Class IO	0.855	04-16-67	13,345,428	915,289
Series 2025-35, Class IO	0.769	09-16-66	16,428,135	953,042

Series 2025-73, Class IO	0.676	08-16-67	15,903,860	988,255
Asset-backed securities 61.5%				$126,620,166
(Cost $123,925,201)
Asset-backed securities 61.5%				126,620,166
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	374,928	368,239
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	5.669	07-20-37	1,718,000	1,722,288
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(C)	5.682	07-22-37	315,000	315,024
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	714,000	686,142
Series 2023-2A, Class A2 (A)	6.500	11-16-48	1,620,000	1,647,331
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	425,323	423,420
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	526,596
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	117,287
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	710,250
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	212,890	195,069
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,538,413	2,413,169
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,619,000	1,651,244
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,197,067	2,006,376
23	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	966,520	$921,512
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,046,444	2,058,630
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	883,813	874,626
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,862,337
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,347,637	2,260,372
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,327,047	1,225,013
Series 2020-3A, Class A (A)	2.070	10-18-45	342,692	316,842
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	793,593	722,914
Series 2022-1A, Class A (A)	2.720	01-18-47	887,880	804,376
Series 2023-1A, Class A (A)	6.310	06-18-48	253,129	253,260
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,529,557
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,406,269
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,382,498
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	579,552
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,660,000	1,677,832
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,837,414
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,671,000	2,573,890
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	3,073,000	2,995,132
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,298,777
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,029,525	1,013,688
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	1,229,000	1,163,232
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,330,560	1,257,018
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,727,884
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,846,123	1,755,947
Series 2021-1A, Class A2 (A)	2.791	10-20-51	1,773,960	1,643,369
Series 2024-1A, Class A2 (A)	6.372	10-20-54	2,826,640	2,902,552
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	38,212	35,972
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,881,329
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	204,163
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	427,300
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	1,199,000	1,223,139
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	190,610	189,348
Series 2021-1A, Class A2 (A)	2.773	04-20-29	302,610	300,206
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,080,316
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	107,935	102,616
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	68,011	64,807
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,589,980
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,833,829
Series 2024-1A, Class A2 (A)	5.893	06-20-54	1,050,000	1,061,060
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	24

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,302,768	$1,260,385
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,909,215	1,926,005
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,215,000	1,242,234
Series 2024-1A, Class A2 (A)	6.230	04-20-54	1,923,000	1,961,558
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	82,451	81,384
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	125,463	127,459
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	31,816	29,512
Series 2020-IA, Class A1A (A)	1.330	04-15-69	131,460	120,140
Series 2021-FA, Class A (A)	1.110	02-18-70	584,777	514,603
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	133,859	114,486
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,120,694	1,968,729
Series 2022-1A, Class A2 (A)	3.695	01-30-52	904,613	825,768
Series 2023-1A, Class A2 (A)	7.308	01-30-53	566,950	573,657
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,681,204
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	1,180,611
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	5.669	07-20-37	578,000	578,439
Progress Residential Trust
Series 2021-SFR3, Class A (A)	1.637	05-17-26	339,404	332,237
Series 2021-SFR6, Class A (A)	1.524	07-17-38	429,542	417,290
Series 2024-SFR1, Class A (A)	3.350	02-17-41	775,564	736,371
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,218,000	1,140,757
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,517,000	1,416,749
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,279,000	2,252,877
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.736	01-15-38	857,000	858,567
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	5.625	04-15-38	960,000	958,790
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	86,059	85,707
Series 2022-2A, Class C (A)	6.500	08-20-32	125,000	125,726
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,225,000	2,264,762
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	212,625	208,379
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,224,000	1,131,282
Series 2024-1A, Class A2 (A)	6.174	01-25-54	905,538	921,671
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	371,182	326,913
Series 2021-D, Class A1A (A)	1.340	03-17-53	119,416	108,422
Series 2023-A, Class A1A (A)	5.380	01-15-53	117,195	117,644
Series 2023-C, Class A1A (A)	5.670	11-15-52	114,634	116,431
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,659,236	1,672,259
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,330,324	1,333,583
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,344,930	1,311,388
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,247,775	1,191,786
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,432,477	1,296,793
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,217,880	1,230,027
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,128,330	1,150,156
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,293,475	2,242,217
25	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,098,000	$1,094,790
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,414,000	2,353,495
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,200,000	1,120,829
Series 2021-1A, Class A (A)	1.650	02-20-46	1,000,308	892,840
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	435,780	405,017
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,396,979	1,378,286
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,315,267	1,212,123
Series 2021-1A, Class A (A)	1.860	03-20-46	1,217,396	1,100,188
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,138,358
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,065,399
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	487,106	466,692
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	3,433,000	3,496,048
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	449,482	421,439
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,911,400	1,742,158
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,404,160	3,212,456
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,047,000	1,059,063
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	895,125	819,018
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,686,016

	Yield (%)	Shares	Value
Short-term investments 1.0%			$2,077,126
(Cost $2,077,021)
Short-term funds 1.0%			2,077,126
John Hancock Collateral Trust (D)	4.2439(E)	207,659	2,077,126

Total investments (Cost $203,506,337) 100.2%	$206,254,553
Other assets and liabilities, net (0.2%)	(409,598)
Total net assets 100.0%	$205,844,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $177,995,887 or 86.5% of the portfolio’s net assets as of 5-31-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	26

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 5-31-25

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$1,055,535	$396,367,525	$132,461,929	$19,219,324	$204,177,427
Affiliated investments, at value	26,529	460,622	2,878,706	226,221	2,077,126
Total investments, at value	1,082,064	396,828,147	135,340,635	19,445,545	206,254,553
Cash	—	—	—	87	—
Dividends and interest receivable	6,658	5,121,745	2,131,966	322,894	707,257
Receivable for fund shares sold	—	435,575	207,009	—	218,970
Receivable for investments sold	—	1,932,718	197,717	—	—
Receivable from affiliates	2,544	17,785	6,713	1,526	9,429
Other assets	14,099	23,987	16,202	13,364	20,201
Total assets	1,105,365	404,359,957	137,900,242	19,783,416	207,210,410
Liabilities
Distributions payable	4,155	1,907,204	821,279	81,869	733,557
Payable for investments purchased	—	—	686,000	—	529,104
Payable for fund shares repurchased	—	82,705	8,864	—	34,694
Payable to affiliates
Accounting and legal services fees	34	12,955	4,392	646	6,637
Trustees’ fees	13	541	191	37	282
Other liabilities and accrued expenses	48,522	69,640	57,386	39,893	61,181
Total liabilities	52,724	2,073,045	1,578,112	122,445	1,365,455
Net assets	$1,052,641	$402,286,912	$136,322,130	$19,660,971	$205,844,955
Net assets consist of
Paid-in capital	$1,087,634	$406,356,953	$144,166,428	$20,076,241	$203,605,129
Total distributable earnings (loss)	(34,993)	(4,070,041)	(7,844,298)	(415,270)	2,239,826
Net assets	$1,052,641	$402,286,912	$136,322,130	$19,660,971	$205,844,955
Unaffiliated investments, at cost	$1,083,745	$396,400,310	$133,732,175	$19,728,485	$201,429,316
Affiliated investments, at cost	26,529	460,596	2,878,680	226,216	2,077,021
Total investments, at cost	1,110,274	396,860,906	136,610,855	19,954,701	203,506,337
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$1,052,641	$402,286,912	$136,322,130	$19,660,971	$205,844,955
Shares outstanding	108,890	46,154,024	16,216,631	2,007,592	21,668,267
Net asset value per share	$9.67	$8.72	$8.41	$9.79	$9.50
27	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 5-31-25

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$50,865	$19,009,786	$7,058,025	$997,196	$8,143,556
Dividends from affiliated investments	638	140,755	91,902	10,548	160,781
Dividends from unaffiliated investments	—	—	35,904	—	—
Total investment income	51,503	19,150,541	7,185,831	1,007,744	8,304,337
Expenses
Investment management fees	6,563	2,159,094	645,574	129,742	1,106,612
Accounting and legal services fees	195	64,510	19,381	3,862	33,055
Trustees’ fees	359	7,872	2,446	674	4,272
Custodian fees	11,306	49,800	27,588	11,125	36,051
State registration fees	33,204	43,111	29,446	22,066	35,913
Printing and postage	14,118	16,319	16,241	15,101	16,708
Professional fees	74,812	58,268	48,406	40,438	51,511
Other	5,778	15,372	10,538	8,795	11,867
Total expenses	146,335	2,414,346	799,620	231,803	1,295,989
Less expense reductions	(146,324)	(2,412,889)	(799,272)	(231,624)	(1,295,556)
Net expenses	11	1,457	348	179	433
Net investment income	51,492	19,149,084	7,185,483	1,007,565	8,303,904
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,625)	503,241	(37,201)	67,264	528,745
Affiliated investments	(10)	(957)	(89)	140	1,827
	(5,635)	502,284	(37,290)	67,404	530,572
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	10,634	(579,258)	(1,638,087)	(839,224)	2,997,525
Affiliated investments	(1)	(34)	35	27	218
	10,633	(579,292)	(1,638,052)	(839,197)	2,997,743
Net realized and unrealized gain (loss)	4,998	(77,008)	(1,675,342)	(771,793)	3,528,315
Increase in net assets from operations	$56,490	$19,072,076	$5,510,141	$235,772	$11,832,219
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	28

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Bond Completion Portfolio		Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
	Year ended 5-31-25	Period ended 5-31-24[1]	Year ended 5-31-25	Year ended 5-31-24	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$51,492	$21,526	$19,149,084	$9,391,135	$7,185,483	$3,405,552
Net realized gain (loss)	(5,635)	(1,187)	502,284	(1,329,962)	(37,290)	(1,603,816)
Change in net unrealized appreciation (depreciation)	10,633	(38,843)	(579,292)	4,540,856	(1,638,052)	3,362,026
Increase (decrease) in net assets resulting from operations	56,490	(18,504)	19,072,076	12,602,029	5,510,141	5,163,762
Distributions to shareholders
From earnings	(52,026)	(20,975)	(19,539,909)	(9,597,881)	(7,419,767)	(3,421,669)
Total distributions	(52,026)	(20,975)	(19,539,909)	(9,597,881)	(7,419,767)	(3,421,669)
From portfolio share transactions	61,816	1,025,840	165,370,621	137,354,388	79,088,371	18,817,102
Total increase (decrease)	66,280	986,361	164,902,788	140,358,536	77,178,745	20,559,195
Net assets
Beginning of year	986,361	—	237,384,124	97,025,588	59,143,385	38,584,190
End of year	$1,052,641	$986,361	$402,286,912	$237,384,124	$136,322,130	$59,143,385

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
29	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Year ended 5-31-25	Year ended 5-31-24	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,007,565	$1,022,381	$8,303,904	$4,357,272
Net realized gain (loss)	67,404	26,392	530,572	(249,869)
Change in net unrealized appreciation (depreciation)	(839,197)	627,564	2,997,743	2,730,516
Increase (decrease) in net assets resulting from operations	235,772	1,676,337	11,832,219	6,837,919
Distributions to shareholders
From earnings	(1,047,653)	(958,435)	(8,248,169)	(4,277,268)
Total distributions	(1,047,653)	(958,435)	(8,248,169)	(4,277,268)
From portfolio share transactions	6,241	69,999	73,322,390	46,140,446
Total increase (decrease)	(805,640)	787,901	76,906,440	48,701,097
Net assets
Beginning of year	20,466,611	19,678,710	128,938,515	80,237,418
End of year	$19,660,971	$20,466,611	$205,844,955	$128,938,515
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	30

Financial Highlights
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

Period ended	5-31-25	5-31-24[1]
Per share operating performance
Net asset value, beginning of period	$9.62	$10.00
Net investment income[2]	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.05	(0.39)
Total from investment operations	0.54	(0.18)
Less distributions
From net investment income	(0.49)	(0.20)
Net asset value, end of period	$9.67	$9.62
Total return (%)[3]	5.65	(1.76)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	14.05	14.21[5]
Expenses including reductions	—[6]	—[5,6]
Net investment income	4.94	4.80[7]
Portfolio turnover (%)	52	10

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than 0.005%.
[7]	Annualized.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.64	$8.54	$8.97	$10.34	$10.02
Net investment income[1]	0.49	0.48	0.40	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.09[2]	0.11	(0.39)	(1.24)	0.43
Total from investment operations	0.58	0.59	0.01	(0.95)	0.71
Less distributions
From net investment income	(0.50)	(0.49)	(0.44)	(0.39)	(0.38)
From net realized gain	—	—	—	(0.03)	(0.01)
Total distributions	(0.50)	(0.49)	(0.44)	(0.42)	(0.39)
Net asset value, end of period	$8.72	$8.64	$8.54	$8.97	$10.34
Total return (%)[3]	6.82	7.14	0.19	(9.54)	7.09
Ratios and supplemental data
Net assets, end of period (in millions)	$402	$237	$97	$37	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.74	0.85	0.91	1.17
Expenses including reductions	—[4]	—[4]	—[4]	—[4]	—
Net investment income	5.59	5.64	4.72	2.90	2.73
Portfolio turnover (%)	47	41	42	40	58

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
31	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.41	$8.07	$8.77	$9.85	$9.10
Net investment income[1]	0.59	0.59	0.52	0.45	0.48
Net realized and unrealized gain (loss) on investments	0.02[2]	0.34	(0.65)	(1.01)	0.83
Total from investment operations	0.61	0.93	(0.13)	(0.56)	1.31
Less distributions
From net investment income	(0.61)	(0.59)	(0.57)	(0.52)	(0.56)
Net asset value, end of period	$8.41	$8.41	$8.07	$8.77	$9.85
Total return (%)[3]	7.44	11.99	(1.35)	(5.98)	14.69
Ratios and supplemental data
Net assets, end of period (in millions)	$136	$59	$39	$39	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.94	0.98	0.92	1.32
Expenses including reductions	—[4]	—[4]	—[4]	—[4]	—
Net investment income	7.01	7.19	6.32	4.76	4.96
Portfolio turnover (%)	43	56	87	35	34

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.20	$9.84	$10.00
Net investment income[2]	0.50	0.51	0.13
Net realized and unrealized gain (loss) on investments	(0.39)	0.33	(0.16)
Total from investment operations	0.11	0.84	(0.03)
Less distributions
From net investment income	(0.48)	(0.48)	(0.13)
From net realized gain	(0.04)	—	—
Total distributions	(0.52)	(0.48)	(0.13)
Net asset value, end of period	$9.79	$10.20	$9.84
Total return (%)[3]	0.99	8.73	(0.29)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.07	1.59[5]
Expenses including reductions	—[6]	—[6]	—[5]
Net investment income	4.89	5.10	4.34[7]
Portfolio turnover (%)	30	13	19

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than 0.005%.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	32

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.26	$9.06	$9.33	$10.17	$9.96
Net investment income[1]	0.45	0.40	0.36	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.23	0.19	(0.28)	(0.84)	0.25
Total from investment operations	0.68	0.59	0.08	(0.60)	0.50
Less distributions
From net investment income	(0.44)	(0.39)	(0.35)	(0.23)	(0.27)
From net realized gain	—	—	—	(0.01)	(0.02)
Total distributions	(0.44)	(0.39)	(0.35)	(0.24)	(0.29)
Net asset value, end of period	$9.50	$9.26	$9.06	$9.33	$10.17
Total return (%)[2]	7.44	6.64	0.87	(5.98)	5.02
Ratios and supplemental data
Net assets, end of period (in millions)	$206	$129	$80	$37	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.80	0.83	0.93	1.25
Expenses including reductions	—[3]	—[3]	—[3]	—	—
Net investment income	4.73	4.36	3.97	2.39	2.48
Portfolio turnover (%)	27	40	53	54	32

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 0.005%.
33	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$903,085	—	$903,085	—
Corporate bonds	152,450	—	152,450	—
| JOHN HANCOCK MANAGED ACCOUNT SHARES	34

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio (continued)
Short-term investments	$26,529	$26,529	—	—
Total investments in securities	$1,082,064	$26,529	$1,055,535	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$396,079,353	—	$396,079,353	—
Municipal bonds	288,172	—	288,172	—
Short-term investments	460,622	$460,622	—	—
Total investments in securities	$396,828,147	$460,622	$396,367,525	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$128,245,734	—	$128,245,734	—
Term loans	3,468,434	—	3,468,434	—
Asset-backed securities	382,390	—	382,390	—
Common stocks	7,423	—	7,423	—
Preferred securities	357,948	$357,948	—	—
Short-term investments	2,878,706	2,878,706	—	—
Total investments in securities	$135,340,635	$3,236,654	$132,103,981	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$19,219,324	—	$19,219,324	—
Short-term investments	226,221	$226,221	—	—
Total investments in securities	$19,445,545	$226,221	$19,219,324	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$77,557,261	—	$77,557,261	—
Asset-backed securities	126,620,166	—	126,620,166	—
Short-term investments	2,077,126	$2,077,126	—	—
Total investments in securities	$206,254,553	$2,077,126	$204,177,427	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay
35	JOHN HANCOCK MANAGED ACCOUNT SHARES |

their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended May 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended May 31, 2025 were as follows:
Portfolio	Commitment fee
Managed Account Shares Bond Completion Portfolio	$997
Managed Account Shares Investment-Grade Corporate Bond Portfolio	2,495
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,431
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,088
Managed Account Shares Securitized Debt Portfolio	1,764
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Managed Account Shares Bond Completion Portfolio incurred offering costs of $82,169 which are amortized over the portfolio’s first year of operations. During the year ended May 31, 2025, $45,399 of offering costs were expensed and are included in State registration fees and Professional fees on the Statements of operations.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	36

For federal income tax purposes, as of May 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Bond Completion Portfolio	$3,716	$3,098
Managed Account Shares Investment-Grade Corporate Bond Portfolio	918,609	2,606,495
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	2,300,333	3,694,229
Managed Account Shares Securitized Debt Portfolio	36,963	835,622
As of May 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on May 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Bond Completion Portfolio	$1,110,629	$832	$(29,397)	$(28,565)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	397,383,694	4,226,298	(4,781,845)	(555,547)
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	137,038,584	1,359,767	(3,057,716)	(1,697,949)
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	19,846,363	386,758	(787,576)	(400,818)
Managed Account Shares Securitized Debt Portfolio	203,551,028	3,897,796	(1,194,271)	2,703,525
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended May 31, 2025 was as follows:
Portfolio	Ordinary Income	Exempt Income	Long Term Capital Gains	Total
Managed Account Shares Bond Completion Portfolio	$52,026	—	—	$52,026
Managed Account Shares Investment-Grade Corporate Bond Portfolio	19,539,909	—	—	19,539,909
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	7,419,767	—	—	7,419,767
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	35,542	$945,744	$66,367	1,047,653
Managed Account Shares Securitized Debt Portfolio	8,248,169	—	—	8,248,169
The tax character of distributions for the year ended May 31, 2024 was as follows:
Portfolio	Ordinary Income	Exempt Income	Total
Managed Account Shares Bond Completion Portfolio	$20,975	—	$20,975
Managed Account Shares Investment-Grade Corporate Bond Portfolio	9,597,881	—	9,597,881
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	3,421,669	—	3,421,669
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	7,999	$950,436	958,435
Managed Account Shares Securitized Debt Portfolio	4,277,268	—	4,277,268
As of May 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Exempt Interest	Post-October Deferral
Managed Account Shares Bond Completion Portfolio	$4,541	—	—
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,917,814	—	—
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	669,492	—	—
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	$103,190	$35,773
Managed Account Shares Securitized Debt Portfolio	1,142,443	—	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
37	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse 100% of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2025 for all funds except Managed Account Shares Bond Completion Portfolio, which will expire on September 30, 2026, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Bond Completion Portfolio	$146,324
Managed Account Shares Investment-Grade Corporate Bond Portfolio	2,412,889
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	799,272
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	231,624
Managed Account Shares Securitized Debt Portfolio	1,295,556
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the year ended May 31, 2025, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the year ended May 31, 2025, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	38

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Period Ended 5-31-24[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Bond Completion Portfolio
Sold	6,404	$62,766	102,585	$1,025,840
Repurchased	(99)	(950)	—	—
Net increase	6,305	$61,816	102,585	$1,025,840
Total net increase	6,305	$61,816	102,585	$1,025,840

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	29,372,561	$258,765,946	18,950,489	$161,597,649
Repurchased	(10,696,252)	(93,395,325)	(2,834,590)	(24,243,261)
Net increase	18,676,309	$165,370,621	16,115,899	$137,354,388
Total net increase	18,676,309	$165,370,621	16,115,899	$137,354,388

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	12,896,140	$110,121,606	5,221,184	$42,734,747
Repurchased	(3,713,453)	(31,033,235)	(2,971,061)	(23,917,645)
Net increase	9,182,687	$79,088,371	2,250,123	$18,817,102
Total net increase	9,182,687	$79,088,371	2,250,123	$18,817,102

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	599	$6,241	6,993	$69,999
Net increase	599	$6,241	6,993	$69,999
Total net increase	599	$6,241	6,993	$69,999

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	12,279,269	$116,250,606	9,526,658	$86,608,982
Repurchased	(4,542,257)	(42,928,216)	(4,448,815)	(40,468,536)
Net increase	7,737,012	$73,322,390	5,077,843	$46,140,446
Total net increase	7,737,012	$73,322,390	5,077,843	$46,140,446
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Bond Completion Portfolio and Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended May 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Bond Completion Portfolio	$344,205	$234,499	$331,311	$207,749
Managed Account Shares Investment-Grade Corporate Bond Portfolio	—	320,098,515	—	157,321,855
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	—	119,685,462	—	43,369,753
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	6,085,924	—	6,270,358
39	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Securitized Debt Portfolio	—	$118,846,200	—	$46,329,278
Note 7—Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio’s assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	2,652	$20,339	$318,926	$(312,725)	$(10)	$(1)	$638	—	$26,529
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	46,050	$987,385	$151,294,589	$(151,820,361)	$(957)	$(34)	$140,755	—	$460,622
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	287,796	$946,467	$68,618,914	$(66,686,621)	$(89)	$35	$91,902	—	$2,878,706
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	22,616	$149,960	$3,962,380	$(3,886,286)	$140	$27	$10,548	—	$226,221
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	207,659	$5,197,588	$79,596,498	$(82,719,005)	$1,827	$218	$160,781	—	$2,077,126
Note 9—New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each portfolio’s financial position or the results of its operations. The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of each of the portfolios listed in the table below (five of the portfolios constituting John Hancock Strategic Series, hereafter collectively referred to as the “Portfolios”) as of May 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of May 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statement of operations	Statements of changes in net assets	Financial Highlights
Managed Account Shares Bond Completion Portfolio	For the year ended May 31, 2025	For the year ended May 31, 2025 and the period from December 18, 2023 (commencement of operations) through May 31, 2024	For the year ended May 31, 2025 and the period from December 18, 2023 (commencement of operations) through May 31, 2024
Managed Account Shares Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For each of the five years in the period ended May 31, 2025
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For each of the five years in the period ended May 31, 2025
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025 and 2024 and for the period from February 8, 2023 (commencement of operations) through May 31, 2023
Managed Account Shares Securitized Debt Portfolio	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For each of the five years in the period ended May 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, agent bank and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts July 16, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
41	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended May 31, 2025.
For Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio, 97.36% of dividends from net investment income are exempt-interest dividends.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Long Term Capital Gains The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	$66,367
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the portfolio.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	42

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543801	JHMASA 5/25
7/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 16, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 16, 2025